DUPREE MUTUAL FUNDS

December 31, 2002

SEMI ANNUAL REPORT

TO SHAREHOLDERS

ABOUT DUPREE MUTUAL FUNDS

In 1941, Dupree & Company, Inc., began business in Harlan, Kentucky as a small securities brokerage firm specializing in tax-exempt municipal bonds.

Over the years the firm, which in 1963 moved its offices to Lexington, Kentucky, grew to become a regional leader in public finance, helping to structure complex and innovative municipal bond financing for some of the largest public projects in the state of Kentucky.

In 1979, Dupree & Company began what is now Dupree Mutual Funds with the Kentucky Tax-Free Income Series and became the fund’s investment advisor. The fund was one of the first single-state municipal bond funds in the country, and the first mutual fund to invest solely in Kentucky municipal bonds. Since then, several new offerings have been added to the Dupree Mutual Funds family:

Kentucky Tax-Free Short-to-Medium Series in 1987;

Intermediate Government Bond Series in 1992;

Tennessee Tax-Free Income Series in 1993;

Tennessee Tax-Free Short-to-Medium Series in 1994;

North Carolina Tax-Free Income Series in 1995;

North Carolina Tax-Free Short-to-Medium Series in 1995;

Alabama Tax-Free Income Series in 2000, and

Mississippi Tax-Free Income Series in 2000.

Today, after more than 50 years in business, Dupree continues to be a pioneer in the industry. Our Kentucky, Tennessee, and Mississippi Series are currently the ONLY 100% “no-load” municipal bond funds available in those states. No-load means simply that shares of the funds are offered directly to investors with no front or back-end sales charges, as opposed to load funds which are sold through brokerage firms or other institutions.

At Dupree Mutual Funds, our goal is a simple one: to offer investors a high-quality, low-cost way to invest in municipal and government bonds while providing superior service to our shareholders. We encourage you to let us know how we’re doing.

To the Shareholders of

Dupree Mutual Funds

ALABAMA TAX-FREE INCOME SERIES

KENTUCKY TAX-FREE INCOME SERIES

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

MISSISSIPPI TAX-FREE INCOME SERIES

NORTH CAROLINA TAX-FREE INCOME SERIES

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

TENNESSEE TAX-FREE INCOME SERIES

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES

INTERMEDIATE GOVERNMENT BOND SERIES

July 1, 2002 – December 31, 2002

Investment Performance:

This last half of the calendar year was one of declining interest rates and rising municipal bond prices.

The Alabama Tax-Free Income Series began the period at a price of $11.04 per share with total assets of $2,190,955. At the period’s end its price per share was $11.60 and total assets were $4,360,435. There was no capital gains distribution during the period.

The Kentucky Tax-Free Income Series began the period at a price of $7.43 per share with total assets of $498,204,336. At the period’s end its price per share was $7.60 and total assets were $576,369,574. There was no capital gains distribution during the period.

The Kentucky Tax-Free Short-to-Medium Series began the period at $5.24 per share with total assets of $77,373,207. On December 31st the price per share was $5.38 and total assets were $92,761,200. There was no capital gains distribution during the period.

The Mississippi Tax-Free Income Series began the period at a price of $10.85 per share with total assets of $1,454,331. At the period’s end its price per share was $11.37 and total assets were $2,336,805.

The North Carolina Tax-Free Income Series began the period at a price of $10.58 per share with total assets of $28,770,218. On December 31st the Income Series had assets of $35,041,693 and a price of $10.98. There was no capital gains distribution during the period.

The North Carolina Tax-Free Short-to-Medium Series began the period at $10.28 per share with total assets of $6,486,346. On December 31st this series had assets of $10.67 and a price of $9,558,276. There was no capital gains distribution.

The Tennessee Tax-Free Income Series began the period at $10.82 with total assets of $48,527,218. On December 31st price per share was $11.10 and total assets were $54,758,526. There was no capital gains distribution.

The Tennessee Tax-Free Short-to-Medium Series began the period at a price of $10.36 per share with total assets of $7,453,682. At year end price per share was $10.77 with total assets of $13,101,811. There was no capital gains distribution.

The Intermediate Government Bond Series began the period at $9.95 per share and ended December 31st at $10.30. Total assets at the beginning of the period were $11,783,217 and at the end of the period were $16,322,591. There was no capital gains distribution during the period.

Overview:

During this six month period the Federal Reserve lowered the Fed rate one more time by a full ½ of 1% in November. As a result, very short term interest rates have declined. The 90 day Treasury Bill had a yield of 1.70% at the beginning of the period and a yield of 1.20% at year end. The 30 year Treasury had a yield of 5.56% at the beginning of the period and a yield of 4.78% at the end; also a substantial decline.

The Dow Jones Industrials are down about 900 points in the six months and the S&P 500 is down about 100 points.

I am pleased to report that our Morningstar ratings continue to be among the very best for all our funds. At the period’s end five of our series were five star and four were four star.

The loyalty of shareholders has had much to do with our growth during this period. If you have questions or suggestions feel free to call us at (800) 866-0614 or, in Lexington, at 254-7741. In North Carolina you can also call Carolina Financial Group, Inc. at (800) 284-2562.

Yours truly,

Thomas P. Dupree, Sr.

President

DUPREE MUTUAL FUNDS—ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds—100% December 31, 2002	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
54.24% of Net Assets
AL Housing Financial Authority Single Family Mortgage	5.050	10/01/2013	Aaa/NR	$15,000	$15,856
Alabama Private Colleges & University Facilities Authority	5.900	09/01/2016	Aaa/AAA*	10,000	11,072
Alabama State Docks Department Docks Facilities Revenue	5.500	10/01/2022	Aaa/AAA*	110,000	117,619
AL State Public School & College Authority Capital Improvem	4.250	11/01/2018	Aaa/AAA*	230,000	226,598
AL State University Revenue General Tuition & Fee—Series A	5.000	01/01/2019	Aaa/AAA*	50,000	52,530
Alabama Water Pollution Control Authority	5.500	08/15/2016	Aaa/AAA*	10,000	10,584
AL Water Pollution Control Authority Revolving Fund Loan	4.800	08/15/2018	Aaa/AAA*	350,000	51,983
Birmingham AL Airport Authority Airport Revenue	5.250	07/01/2020	Aaa/AAA*	10,000	10,263
Birmingham AL Special Care Facilities Financing	5.000	06/01/2020	Aaa/AAA*	100,000	102,948
Birmingham AL Multifamily Housing Revenue—Beaconview	5.600	07/01/2020	Aaa/AAA*	20,000	21,272
Blount County AL Water Authority Revenue	5.750	08/01/2019	Aaa/AAA*	125,000	138,168
Central Elmore AL Water & Sewer	5.000	07/01/2021	Aaa/AAA*	100,000	102,434
Colbert County Northwest AL Health Care Facility	5.750	06/01/2015	Aaa/AAA*	10,000	10,744
Colbert County-Northwest AL Healthcare Authority	5.750	06/01/2020	Aaa/AAA*	20,000	21,190
East AL Health Care Authority Facilities Revenue	5.250	09/01/2023	Aaa/AAA*	50,000	50,929
Fairhope AL Utilities Revenue Warrants	5.750	12/01/2021	Aaa/AAA*	25,000	26,866
Fort Payne AL Warrents	5.500	05/01/2016	Aaa/AAA*	10,000	10,831
Hoover AL Board of Education Capital Outlay Warrants	5.250	02/15/2026	Aaa/AAA*	35,000	36,238
Houston County AL Warrants	5.650	10/15/2015	Aaa/AAA*	25,000	28,098
Houston County AL Health Care—SE Alabama Medical Center	5.750	10/01/2022	Aaa/AAA*	20,000	20,413
Huntsville AL Health Care Authority Series A	5.000	06/01/2023	Aaa/AAA*	40,000	40,392
Huntsville AL Health Care Authority Series A	5.400	06/01/2022	Aaa/AAA*	50,000	52,737
Huntsville AL Public Building Authority Lease Revenue	5.125	10/01/2022	Aaa/AAA*	200,000	206,242
Huntsville AL Public Educational Building—A&M	5.600	06/01/2014	NR/A*	20,000	22,041
Huntsville AL Public Educational Building	6.050	06/01/2020	NR/A*	150,000	163,355
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.100	06/01/2018	Aaa/AAA*	30,000	31,841
Jasper AL Waterworks & Sewer Board Water & Sewer Revenue	5.200	06/01/2021	Aaa/AAA*	50,000	52,387
Jefferson County AL Board of Education School Reference	4.750	02/15/2018	Aaa/AAA*	150,000	153,819
Jefferson County AL Board of Education Capital Outlay	5.800	02/15/2020	AAA/AAA*	10,000	10,931
Jefferson County AL Sewer Revenue Capital Improvement	5.000	02/01/2021	Aaa/AAA*	30,000	30,904
Jefferson County AL Sewer Revenue Capital Improvement	5.000	02/01/2020	Aaa/AAA*	50,000	51,845
Lauderdale County & Florence AL Health Care Authority	5.250	07/01/2019	Aaa/AAA*	30,000	31,671
Lee County AL Warrants	5.500	02/01/2021	Aaa/AAA*	15,000	15,907
Limestone County AL Water Authority Water Revenue	5.250	12/01/2020	Aaa/AAA*	45,000	46,492
Linden AL Warrants	5.250	06/01/2023	NR/AA*	25,000	25,939
Mobile AL Limited Obligation Tax Warrants	5.500	02/15/2023	A1/NR	35,000	37,717
Montgomery AL Waterworks & Sanitary Sewer Board	5.000	09/01/2019	Aaa/AAA*	50,000	52,178
Nortwest AL Gas District Gas System Revenue	5.900	05/01/2020	Aaa/NR	35,000	38,694
Oxford AL Public Parks & Recreation Board Revenue	6.000	12/01/2021	NR/A*	115,000	125,097
Phenix City AL School Warrants	5.450	08/01/2016	Aaa/AAA*	10,000	11,137
Roanoke AL Warrants	4.450	05/01/2020	NR/AAA*	150,000	148,917
St Clair County Board of Education School Tax Anticipation	5.500	02/01/2016	Aaa/AAA*	10,000	10,949
Southeast AL Gas District System Revenue Series A	5.500	06/01/2020	Aaa/NR	10,000	10,914
Sylacauga AL Warrants	5.500	06/01/2025	Aaa/NR	25,000	26,605
Tuskegee AL Utilities Board Utilities Revenue	5.500	02/01/2022	Aaa/AAA*	70,000	74,018
University of Alabama Revenue—Birmingham	6.000	10/01/2020	Aaa/AAA*	25,000	28,230
University of Alabama University Revenue-Huntsville	5.750	12/01/2016	Aaa/AAA*	10,000	10,945
University AL University Revenue Hospital-Series A	5.400	09/01/2013	Aaa/AAA*	50,000	56,361

					2,634,896
GENERAL OBLIGATION BONDS
29.27% of Net Assets
Alabama State—Series A	5.000	06/01/2019	Aa3/AA*	30,000	31,089
Alabama State Series B	5.000	06/01/2021	Aa3/AA*	30,000	30,936
Alabama State—Series A	4.000	09/01/2016	Aa3/AA*	200,000	200,200
Alabama State—Series A	5.000	06/01/2020	Aa3/AA*	100,000	102,928
Alabama State—Series A	4.625	09/01/2022	Aa3/AA*	100,000	100,346
Alabama 21st Century Authority Tobacco Settlement Revenue	5.750	12/01/2020	Aa1/A*	50,000	52,176
Alabama 21st Century Authority Tobacco Settlement Revenue	5.850	12/01/2013	Aa1/A*	15,000	16,087
Birmingham AL Warrants	4.900	01/01/2018	Aa3/AA*	150,000	155,850

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—ALABAMA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Alabama Municipal Bonds—100% December 31, 2002	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
54.24% Of Net Assets
Birmingham AL Referral Warrants—Series A	5.250	05/01/2018	Aa3/AA*	$300,000	$324,876
Madison AL Warrants—Series C	5.000	09/01/2018	Aaa/AAA*	250,000	261,978

					1,276,465
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.91% of Net Assets
Mobile AL Spring Hill College Educational Building	5.100	09/01/2019	Aa3/NR	120,000	127,033

					127,033
HOSPITAL AND HEALTHCARE REVENUE BONDS
2.77% of Net Assets
Blount County AL Health Care Authority Tax Anticipation War	5.750	02/15/2019	BBB+	25,000	26,153
Mobile AL Second Medical Clinic Board Revenue Franklin	5.050	03/01/2018	Aa3/NR	50,000	51,972
Montgomery AL Baptist Medical Center Special Care	5.375	09/01/2022	Aaa/AAA*	30,000	31,302
Oneonta Eastern Health System	7.750	07/01/2021	A3/BBB*	10,000	11,362

					120,789
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
2.66% of Net Assets
Auburn AL Industrial Development Board Facilities Revenue	5.800	11/01/2011	NR/BBB*	75,000	87,834
Auburn AL Industrial Development Board Facilities Revenue	6.200	11/01/2020	NR/BBB*	25,000	28,366

					116,200
PREREFUNDED BONDS
.92% of Net Assets
Helena AL Utilities Board Water & Sewer Revenue	5.750	09/01/2025	Aaa/AAA*	25,000	28,428
Montevallo AL American	6.000	06/01/2013	NR	10,000	11,675

					40,103
MUNICIPAL UTILITY REVENUE BONDS
.73% of Net Assets
Birmingham AL Water & Sewer Revenue Warrants—Series A	5.125	01/01/2017	Aa3/AA-*	20,000	21,224
Douglas AL Water & Fire Protection Authority Water Revenue	5.600	06/01/2015	NR	10,000	10,459

					31,683
STATE AND LOCAL MORTGAGE REVENUE BONDS
.61% of Net Assets
Alabama Housing Financial Authority Single Family Housing	6.000	04/01/2016	Aaa/NR	25,000	26,381

					26,381
PUBLIC FACILITIES REVENUE BONDS
.51% of Net Assets
Hoover AL Warrants—Series A	5.650	01/01/2014	Aa3/AA-*	10,000	11,270
Rockford AL Public Building Authority Building Revenue	5.750	09/01/2015	NR	10,000	10,969

					22,239
LEASE REVENUE BONDS
.48% of Net Assets
Mountain Brook AL City Board Education Capital Outlay	5.200	02/15/2021	Aa2/NR	20,000	20,821

					20,821

Total Investments (cost $4,249,051)(a) 95.10 % of Net Assets					$4,416,611

*	Standard and Poor’s Corporation
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$173,491
Unrealized depreciation	(5,931)

Net unrealized appreciation	$167,560

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—ALABAMA TAX-FREE INCOME SERIES

UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:
Investments in securities, at value (Cost: $4,249,051)		$4,416,611
Interest receivable		55,673
Receivable from Advisor		1,533
Pre-paid expenses		1,152

Total assets		4,474,969
LIABILITIES:
Cash Overdraft	$65,187
Payable for:
Distributions	46,749
Transfer agent	2,688

Total liabilities		114,624

NET ASSETS:
Capital		4,195,545
Net accumulated realized loss on investment transactions		(2,760)
Net unrealized appreciation in value of investments		167,650

Net assets at value		$4,360,435

NET ASSET VALUE, offering price and redemption price per share ($4,360,345 –:– 375,949 shares outstanding)		$11.60

STATEMENT OF OPERATIONS

For the six month period ended December 31, 2002

Net investment income:
Interest income	$86,983

Expenses:
Management fee	8,961
Transfer agent	2,688
Professional fees	957
Trustee fees	173
Other expenses	2,677

Total expenses	15,456
Expenses reimbursed by Investment Advisor	(9,542)

Net investment income	81,069

Realized and unrealized gain on investments
Net realized gain	1,250
Net increase in unrealized appreciation	91,138

Net realized and unrealized gain on investments	92,388

Net increase in net assets resulting from operations	$173,457

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—ALABAMA TAX-FREE INCOME SERIES

UNAUDITED

STATEMENT OF CHANGES IN NET ASSETS

For the six month period ended December 31, 2002 and the year ended June 30, 2002

	Six months 12/31/2002	Year ended 06/30/2002
Increase in net assets:
Operations:
Net investment income	$81,069	$102,687
Net realized loss on investments	1,250	(2,757)
Net increase in unrealized appreciation	91,138	39,373

Net increase in net assets resulting from operations	173,457	139,303
Distributions to shareholders from net investment income	(81,069)	(102,687)
Net fund share transactions	1,863,921	1,070,536

Total increase	1,956,309	1,107,152
Net assets:
Beginning of year	2,404,036	1,296,884

End of period	$4,360,345	$2,404,036

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months 12/31/02	For the years ended June 30,		The period 1/1/2000 to 6/30/2000 (a)
		2002	2001
Net asset value, beginning of period	$11.22	$10.99	$10.31	$10.00

Income from investment operations:
Net investment income	0.26	0.56	0.56	0.26
Net gains/(losses) on securities, both realized and unrealized	0.38	0.23	0.68	0.31

Total from investment operations	0.64	0.79	1.24	0.57
Less distributions:
Distributions from net investment income	(0.26)	(0.56)	(0.56)	(0.26)

Net asset value, end of period	$11.60	$11.22	$10.99	$10.31

Total return (c)	5.78%	7.32%	12.33%	5.79	%(c)
Net assets, end of period (in thousands):	$4,360	$2,404	$1,297	$222
Ratio of expenses to average net assets	0.17%	0.28%	0.21%	0.50	%(b)
Before expense reimbursement	0.44%	0.81%	1.01%	3.26	%(b)

Ratio of net investment income to average net assets	2.01%	4.47%	4.47%	2.46	%(b)
After expenses reimbursement	2.28%	4.99%	5.27%	5.23	%(b)
Portfolio turnover	1.58%	18.15%	15.28%	0.00%

(a)	Commencement of Operations January 1, 2000
(b)	Annualized
(c)	Total return is not annualized.

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bond—100% December 31, 2002	UNAUDITED
Bond Description	Coupon	Maturity Date	Rating#		Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
40.40% of Net Assets
Bardstown KY Combined Utilities Revenue	5.000	12/01/2017	Aaa/AAA	*	$1,290,000	$1,367,232
Bardstown KY Combined Utilities Revenue	5.000	12/01/2018	Aaa/A2	*	1,510,000	1,585,817
Boone County KY Water—Florence	5.000	12/01/2015	Aaa/AAA	*	1,000,000	1,083,720
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2017	Aaa/A2	*	1,805,000	1,918,047
Boone-Florence KY Water Supply System Revenue	5.000	12/01/2018	Aaa/A2	*	1,900,000	2,000,111
Boone-Florence County KY Water Supply System Revenue	5.000	12/01/2020	Aaa/AAA	*	2,100,000	2,182,341
Boyle County KY Hospital Revenue-Ephraim McDowell Regional	5.800	04/01/2014	Aaa/AAA	*	1,000,000	1,049,630
Cambell & Kenton Counties Sanitation District Number 1	5.000	08/01/2017	Aaa/AAA	*	1,000,000	1,060,110
Carrollton & Henderson KY Public Energy Authority Gas Revenue	5.000	01/01/2007	Aaa/AAA	*	1,000,000	1,093,400
Fayette County KY School District Finance Corporation	5.250	04/01/2021	Aaa/AAA	*	2,285,000	2,406,356
Greater KY Housing Assistance Corporation	5.350	07/01/2022	Aaa/AAA	*	890,000	890,356
Greater KY Housing-Tug Fork Apartments	5.600	01/01/2007	Aaa/AAA	*	165,000	165,297
Greater KY Housing-Tug Fork Apartments	6.350	01/01/2022	Aaa/AAA	*	2,105,000	2,104,979
Greater KY Housing Assistance Corporation-Chenowith Woods	6.100	01/01/2024	Aaa/AAA	*	3,615,000	3,615,000
Greater Ky Housing Assistance Corporation-Northside Apts	6.200	02/01/2025	nr/AAA		8,735,000	8,744,871
Greater KY Housing Assistance Corporation Mortgage Revenue	5.450	05/20/2027	Aaa/NR		1,245,000	1,336,943
Jefferson County KY Health Facilities-Jewish Hospital	5.650	01/01/2017	Aaa/AAA	*	3,450,000	3,734,729
Jefferson County KY Health Facilities Jewish Hospital	5.700	01/01/2021	Aaa/AAA	*	4,520,000	4,824,784
Jefferson County KY Health Facilities University Medical	5.500	07/01/2017	Aaa/AAA	*	8,675,000	9,241,738
Jefferson County KY School District Finance Corporation	5.125	11/01/2016	Aaa/AAA	*	1,000,000	1,052,110
Jefferson County Ky School District Finance Corporation	5.250	01/01/2016	Aaa/AAA	*	1,000,000	1,053,390
Jefferson County Ky School District Finance Corporation	5.250	01/01/2019	Aaa/AAA	*	2,000,000	2,088,340
Jefferson County KY Health Facilities-Alliant Health System	5.125	10/01/2017	Aaa/AAA	*	2,940,000	3,136,216
Jefferson County KY Capital Projects Corporation Revenue	5.375	06/01/2018	Aaa/AAA	*	1,500,000	1,598,415
Jefferson County KY Hospital Revenue	6.436	10/01/2014	Aaa/AAA	*	1,500,000	1,529,985
Kentucky Economic Development Finance Authority-Ashland Hospital	6.125	02/01/2012	Aaa/AAA	*	4,000,000	4,093,880
Kentucky Economic Development Finance Authority-Ashland Hospital	5.000	02/01/2018	Aaa/AAA	*	1,500,000	1,562,535
Kentucky Development Finance Authority-St Claire Medical	5.875	09/01/2013	Aaa		2,000,000	2,123,980
Kentucky Development Finance Authority-St Claire Medical	5.625	09/01/2021	NR/AAA		2,500,000	2,604,900
Kentucky Development Finance Authority-St Elizabeth Hospital	5.900	12/01/2015	AAA/Aaa		2,500,000	2,637,875
Kentucky Development Finance Authority-Methodist Hospital	5.625	02/01/2017	NR/AAA		6,500,000	6,986,720
Kentucky Development Finance Authority-Appalachian Regional	5.850	10/01/2017	A/A		1,000,000	1,061,050
Kentucky Development Authority-South Central Nursing	6.000	07/01/2011	Aaa/AAA	*	3,225,000	3,761,866
Kentucky Development Finance Authority-Baptist Hospital	5.000	08/15/2015	Aaa/AAA	*	3,250,000	3,360,825
Kentucky Housing Corporation	4.750	07/01/2017	Aaa/AAA	*	1,335,000	1,371,659
Kentucky Housing Corporation	5.950	07/01/2017	Aaa/AAA	*	1,500,000	1,577,355
Kentucky Housing Corporation	5.400	07/01/2014	Aaa/AAA	*	4,700,000	4,881,091
Kentucky Housing Corporation	5.800	01/01/2019	Aaa/AAA	*	6,755,000	6,922,592
Kentucky Housing Corporation	6.500	07/01/2017	Aaa/AAA	*	3,935,000	4,111,288
Kentucky Housing Corporation	5.700	07/01/2017	Aaa/AAA	*	500,000	523,540
Kentucky Housing Corporation	6.400	01/01/2017	Aaa/AAA	*	7,120,000	7,503,768
Kentucky Housing Corporation	5.500	01/01/2015	Aaa/AAA	*	1,000,000	1,059,400
Kentucky State Property & Building Commission Project #64	5.500	05/01/2017	Aaa/AAA	*	8,000,000	8,685,920
KY State Property & Buildings Commission #73	5.000	11/01/2021	Aaa/AAA	*	1,000,000	1,033,690
KY State Property & Buildings Project #72	5.375	10/01/2016	Aaa/AAA	*	5,000,000	5,503,000
KY State Property and Buildings Commission Revenue #72	5.000	10/01/2020	Aaa/AAA	*	11,305,000	11,692,762
Kentucky State Property & Building #74	5.000	02/01/2020	Aaa/AAA	*	4,000,000	4,147,600
KY State Property & Buildings #74	5.000	02/01/2022	Aaa/AAA	*	3,000,000	3,059,100
KY State Property & Buildings Commission #74	5.000	02/01/2019	Aaa/AAA	*	3,000,000	3,128,880
Kentucky State Property & Buildings #73	5.500	11/01/2017	Aaa/AAA	*	1,000,000	1,112,300
Kentucky State Property & Building #73	5.000	11/01/2019	Aaa/AAA	*	1,360,000	1,423,376
Kentucky State Property & Buildings Commission #73	5.000	11/01/2020	Aaa/AAA	*	3,255,000	3,372,473
KY State Turnpike Authority Economic Development Road Revenue	5.150	07/01/2019	Aaa/AAA	*	1,000,000	1,053,430
KY Turnpike Economic Development	5.500	07/01/2010	Aaa/AAA	*	5,000,000	5,697,050
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2015	Aaa/AAA	*	1,770,000	1,900,113
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2017	Aaa/AAA	*	1,830,000	1,944,595
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2018	Aaa/AAA	*	2,135,000	2,249,906
Lexington Fayette Urban County Government Public Facilities	5.125	10/01/2019	Aaa/AAA	*	2,415,000	2,520,680

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds—100% December 31, 2002	UNAUDITED
Bond Description	Coupon	Maturity Date	Rating#		Par Value	Market Value
Louisville & Jefferson County KY Metropolitan Sewer District	5.300	05/15/2019	Aaa/AAA	*	$6,500,000	$6,654,505
Louisville & Jefferson County KY Metropolitan Sewer District	5.500	05/15/2021	Aaa/AAA	*	1,000,000	1,026,010
Louisville & Jefferson County KY Metropolitan Sewer District	5.000	05/15/2019	Aaa/AAA	*	2,500,000	2,604,125
Louisville & Jefferson County KY Regional Airport Authority	5.500	07/01/2017	Aaa/AAA	*	2,655,000	2,918,217
Louisville KY G.O. Series A	5.000	10/01/2020	Aaa/AAA	*	7,165,000	7,433,258
Louisville KY Parking Authority-River City First Mortgage	5.000	12/01/2017	Aaa/AAA	*	1,000,000	1,048,430
Madison County School District Finance Corporation	4.500	04/01/2016	Aaa/AAA	*	695,000	712,180
McCracken County School District Finance Corporation	4.650	07/01/2019	Aaa/AAA	*	1,655,000	1,679,130
McCracken County KY School District Finance Corporation	4.700	07/01/2020	Aaa/AAA	*	1,725,000	1,744,769
McCracken County School District Finance Corportion	5.000	07/01/2022	Aaa/AAA	*	4,000,000	4,100,320
McCreary County Courthouse & Public Square Corporation Revenue	5.400	09/01/2020	AAA		1,550,000	1,668,343
Northern KY University Certificate of Participation	4.900	12/01/2021	Aaa		2,725,000	2,774,186
Northern KY University Certificate of Participation	5.000	12/01/2024	Aaa		2,000,000	2,026,440
Northern KY Water District Revenue Series A	5.000	02/01/2020	Aaa/A2	*	3,080,000	3,184,381
Northern KY Water District Reveneu	5.000	02/01/2021	Aaa/AAA	*	2,635,000	2,708,490
Pike County KY Mortgage Revenue-Phelps Regional Health	5.350	09/20/2012	NR/AAA	*	240,000	263,222
Radcliff KY Mortgage Revenue-Lincoln Trail Care	5.650	01/20/2019	NR/AAA	*	3,110,000	3,287,457
Shelbyville KY Certificate of Participation	5.150	07/01/2018	Aaa		4,165,000	4,400,822
University of Kentucky Consolidated Educational Buildings	5.750	05/01/2015	AAA/Aaa	*	1,850,000	1,991,692
University of Kentucky Consolidated Education	5.000	05/01/2015	Aaa/AAA	*	1,305,000	1,396,572
Warren County Ky Hospital Facility Revenue	4.625	04/01/2012	Aaa/AAA	*	1,500,000	1,592,715
Warren County KY Hospital Facility Revenue	5.000	04/01/2016	AAA/Aaa	*	1,000,000	1,054,990
Warren County Ky Hospital Facility Revenue	5.000	04/01/2017	Aaa/AAA	*	1,000,000	1,047,240

						232,850,606
LEASE REVENUE BONDS
19.69% of Net Assets
Boone County Ky School District Finance Corporation	5.500	09/01/2019	Aa3		1,860,000	2,005,433
Boone County KY School District Finance Corporation	5.750	02/01/2020	Aa3/NR		1,200,000	1,321,824
Boone County KY School District Finance Corporation	5.000	08/01/2019	Aa3/NR		1,040,000	1,093,612
Boone County KY School District Finance Corporation	5.000	02/01/2022	Aa3		3,000,000	3,087,390
Bullitt County KY School District Finance Corporation	6.000	08/01/2014	Aa3		1,100,000	1,171,071
Bullitt County KY School District Finance Corporation	5.000	07/01/2021	Aa3		1,000,000	1,033,010
Christian County KY Public Courthouse Lease Revenue	5.125	08/01/2017	Aa3/NR		1,090,000	1,161,504
Christian County KY Public Courthouse Lease Revenue	5.125	08/01/2018	Aa3		1,145,000	1,213,826
Covington Independent School District Finance Corporation	5.250	06/02/2019	Aa3		1,225,000	1,296,099
Estill County KY School District Finance Corporation	5.875	08/01/2016	Aa3		1,780,000	1,951,307
Fayette County KY School District Financial Corporation	5.375	01/01/2017	AA3/AA	*	1,300,000	1,391,156
Floyd County KY School District Finance Corporation	6.000	06/01/2014	Aa3		1,000,000	1,060,300
Green County Ky School District Finance Corporation	5.000	04/01/2021	Aa3		1,085,000	1,118,277
Greenup County KY School District Finance Corporation	6.100	09/01/2014	Aa3		1,105,000	1,178,250
Greenup County School District Finance Corporation	4.650	03/01/2021	Aa3		1,650,000	1,655,990
Hardin County KY School District Finance Corporation	6.000	07/01/2016	Aa3		1,025,000	1,129,735
Harlan KY Independent School District Finance Corporation	6.000	05/01/2015	Aa3		275,000	297,143
Hopkins County KY School District Finance Corporation	5.125	06/01/2019	Aa3/NR		4,120,000	4,347,671
Jessamine County KY School District Finance Corporation	5.375	01/01/2017	Aa3/A+	*	1,500,000	1,598,475
Kenton County KY School District Finance Corporation	5.375	03/01/2017	A+		4,300,000	4,600,914
KY Area Development Districts Financing Trailer Lease Program	6.150	12/01/2022	NR/AA	*	1,020,000	1,128,436
KY Area Development Districts Lease City of Ewing	5.700	06/01/2015	NR/AA	*	1,500,000	1,661,040
KY Area Development Districts Lease City of Ewing	5.600	06/01/2022	AA		1,055,000	1,135,676
KY Area Development Districts Financing Trust Lease	5.350	12/01/2022	NR/AA	*	2,560,000	2,693,274
Kentucky Area Development Districts Financing Lease Program	5.400	12/01/2021	AA		710,000	757,307
Kentucky Area Development Districts Financing Lease	5.400	12/01/2021	AA		1,095,000	1,173,325
KY Interlocal Transportation Equipment Lease Revenue	6.000	12/01/2020	A+		400,000	408,380
Kentucky Infrastructure Authority	5.750	08/01/2013	Aa3/A	*	900,000	929,358
Kentucky Infrastructure Authority	5.750	08/01/2018	Aa3/A	*	1,500,000	1,551,945
Kentucky Infrastructure Authority	6.375	08/01/2014	Aa3/A	*	700,000	765,541
Kentucky Infrastructure Authority Series A	5.000	06/01/2019	Aa3/AA	*	1,000,000	1,037,510
Kentucky Infrastructure Authority	5.375	02/01/2018	Aa3/A	*	2,000,000	2,041,840
Kentucky Infrasturcture Authority	5.000	06/01/2017	Aa3/A	*	1,035,000	1,085,529
KY State Property & Buildings Commission Revenue #67	5.375	09/01/2019	Aa3/AA	*	3,475,000	3,702,543
Kentucky State Property & Building #68	5.250	10/01/2018	Aa3/A+	*	1,500,000	1,602,285
Kentucky State Property & Building #68	5.000	10/01/2019	Aa3/AA	*	5,500,000	5,706,580

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Kentucky Municipal Bonds—100% December 31, 2002	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
KY State Property & Building Commission #73	5.500	11/01/2013	Aa3/AA-*	$1,500,000	$1,706,625
Laurel County KY School District Finance Corporation	5.600	03/01/2017	Aa3	1,000,000	1,084,180
Laurel County School District School Building Revenue	5.750	06/01/2020	Aa3	1,250,000	1,374,688
Martin County KY School District Finance Corporation	5.375	09/01/2020	Aa3	1,100,000	1,160,049
Oldham County KY School District Finance Corporation	5.000	12/01/2021	Aa3	2,090,000	2,159,221
Pendleton County KY Multi-County Lease Revenue	6.500	03/01/2019	A*	34,500,000	35,340,075
Pendleton County KY School District Finance Corporation	5.125	06/01/2019	Aa3	1,140,000	1,202,962
Pike County School District Finance Corporation	5.000	09/01/2016	Aa3/NR	1,850,000	1,967,013
Pike County KY School District Finance Corporation	5.100	09/01/2020	Aa3/NR	1,000,000	1,042,940
Powell County KY School District Finance Corporation	5.900	08/01/2016	Aa3	1,185,000	1,284,896
Richmond KY Court Facilities Corporation Revenue	5.250	02/01/2019	AA	1,035,000	1,085,405
Scott County School District	5.000	03/01/2021	Aa3/NR	1,240,000	1,280,660
Trigg County School District Finance Corporation	4.600	04/01/2018	Aa3/NR	1,700,000	1,725,551

					113,507,819
HOSPITAL AND HEALTHCARE REVENUE BONDS
8.24% of Net Assets
Christian County KY Hospital Revenue-Jennie Stuart Medical	5.800	07/01/2011	A-*	270,000	296,198
Christian County KY Hospital Revenue-Jennie Stuart Medical	6.000	07/01/2017	A-*	5,000,000	5,267,600
Christian County KY Hospital Revenue-Jennie Stuart Medical	6.000	07/01/2013	A-*	2,870,000	3,069,637
Crittenden County Heathcare Facilities	6.300	01/01/2016	NR	2,095,000	2,225,833
Jefferson County KY Health Facilities Jewish Hospital	5.700	01/01/2011	A1/AA-*	1,200,000	1,324,332
Kentucky Economic Development Finance Authority Catholic	5.500	09/01/2014	Aa3/AA-*	1,375,000	1,502,600
Kentucky Development Finance Authority Green River	6.000	11/01/2010	Aa3	1,000,000	1,110,610
Kentucky Development Financial Authority Catholic Health	5.750	12/01/2015	AA/Aa2*	2,000,000	2,162,560
Kentucky Development Finance Authority-Appalachian Regional	5.850	10/01/2017	BB	1,000,000	880,900
Kentucky Development Finance Authority-Appalachian Regional	5.875	10/01/2022	BB	1,000,000	838,310
Kentucky Development Finance Authority-Catholic Health	5.000	12/01/2018	AA/Aa2*	6,950,000	7,026,937
Kentucky Economic Development Finance Authority Revenue	5.250	09/01/2021	Aa2/AA*	2,000,000	2,040,300
Kentucky Economic Development Finance Authority-Norton Health	6.125	10/01/2010	A-	7,000,000	7,408,030
Kentucky Economic Development Finance Authority-Norton Health	6.250	10/01/2012	A-	6,500,000	6,806,735
Kentucky Economic Development Finance Authority—Catholic Health	5.125	10/01/2021	A1/AA-*	1,000,000	1,034,610
Madison County Ky Industrial Building Revenue—McCready Manor	5.500	06/01/2020	AA*	1,785,000	1,916,501
Pike County KY Mortgage Revenue Phelps Regional Health	5.650	09/20/2027	NR/AAA*	2,435,000	2,594,298

					47,505,990
PUBLIC FACILITIES REVENUE BONDS
7.69% of Net Assets
Boone County KY Public Property Corporation—Judicial Facilities	5.125	09/01/2022	Aa3	1,750,000	1,820,875
Calloway County Public Property Corporation-Courthouse	5.625	03/01/2018	A	1,000,000	1,071,100
Danville Ky Multi-City Lease Revenue-Mt Sterling	5.000	09/01/2011	NR	545,000	579,744
Danville KY Multi-City Lease Revenue Paducah Public Property	7.200	06/01/2011	NR	500,000	509,665
Florence KY Public Property Corporation Revenue	5.250	03/01/2017	A/NR	1,060,000	1,113,466
Kenton County KY Public Property Corporation Revenue	5.700	12/01/2015	A2	1,305,000	1,409,609
Kenton County KY Public Property Corporation Revenue	5.700	12/01/2016	A2	1,380,000	1,484,356
Kentucky League of Cities-Middlesboro Series	6.200	08/01/2017	A-*	555,000	587,395
Kentucky State Property & Building Commission Project #63	5.100	11/01/2018	Aa3/AA-*	2,000,000	2,093,740
KY State Property & Buildings Community Revenues #67	5.125	09/01/2018	Aa3/AA-*	1,000,000	1,053,330
Mt. Sterling KY Lease Revenue-Kentucky League of Cities	6.100	03/01/2008	Aa	1,500,000	1,540,365
Mt. Sterling KY Lease Revenue-Kentucky League of Cities	6.150	03/01/2013	Aa	17,860,000	18,343,649
Mt. Sterling KY Lease Revenue-Kentucky League of Cities	6.200	03/01/2018	Aa	9,500,000	9,758,020
Oldham County KY Public Facilities Construction Corporation	5.250	06/01/2017	NR/A*	1,060,000	1,129,133
Union County KY Public Property Corporation	6.125	09/01/2015	NR	700,000	736,316
Woodford County KY Public Property Corporation Revenue	5.600	11/01/2017	A2	1,065,000	1,105,374

					44,336,137
ESCROWED TO MATURITY BONDS
7.53% of Net Assets
Danville KY Multi-City Lease Revenue-Hopkinsville	6.875	06/01/2012	Baa1	2,170,000	2,741,166
Jefferson County KY Health Facilities Services—Alliant Health	5.125	10/01/2018	Aaa/AAA*	33,000,000	35,379,300
Jefferson County KY Health Facilities Alliant Health Services	5.125	10/01/2017	Aaa/AAA*	4,980,000	5,258,880

					43,379,346

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds—100%
December 31, 2002

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
4.74% of Net Assets
Ashland KY Pollution Control Revenue-Ashland Oil Project	6.650	08/01/2009	Baa2	$8,835,000	$9,012,230
Campbellsville KY Industrial Revenue-Campbellsville College	6.950	03/01/2015	NR/NR	1,150,000	1,203,809
Campbellsville KY Industrial Revenue-Campbellsville College	6.000	03/01/2017	NR	1,920,000	2,035,642
Jefferson County KY Pollution Control Revenue-E I DuPont	6.300	07/01/2012	Aa3/AA*	3,500,000	3,647,735
Jefferson County KY Pollution Control-Louisville Gas	5.625	08/15/2019	A1/A*	9,150,000	9,317,537
Kentucky League of Cities-Ashland Series	6.250	08/01/2017	A-	1,550,000	1,646,364
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	07/01/2007	NR	445,000	460,588

					27,323,904
PREREFUNDED BONDS
3.94% of Net Assets
Boone County KY School District Finance Corporation	6.000	02/01/2018	Aa3	1,000,000	1,024,020
Boone County KY School District Finance Corporation	5.700	05/01/2018	Aa3	2,500,000	2,587,750
Elsmere KY Industrial Development Revenue-Courtaulds plc	6.750	04/01/2010	NR	2,000,000	2,220,680
Floyd County KY Public Property Revenue-Justice Center	6.125	09/01/2018	A+	1,240,000	1,416,539
Jefferson County KY Health Facilities-Jewish Hospital	6.500	05/01/2015	Aaa/AAA*	6,380,000	6,616,443
Jefferson County Ky Improvement	6.000	04/01/2020	Aa2/AA*	1,985,000	2,305,994
Jefferson County KY Capital Projects Corporation Revenue	5.600	04/01/2014	AAA/Aaa*	1,000,000	1,126,350
Jessamine County KY School District Finance Corporation	6.125	06/01/2015	Aaa/AAA*	1,000,000	1,086,530
Junction City KY College Revenue-Center College Project	5.875	04/01/2017	A2/NR	1,000,000	1,158,520
Letcher County KY School District Finance Corporation	6.700	10/01/2014	Aa3	1,490,000	1,652,589
McLean County KY School District Finance Corporation	6.000	06/01/2014	Aa3	1,405,000	1,523,287

					22,718,702
GENERAL OBLIGATION BONDS
2.27% of Net Assets
Bowling Green Ky General Obligation	5.300	06/01/2018	Aa3/NR	1,000,000	1,071,500
Hardin County KY General Obligation	5.125	06/01/2019	A1	2,255,000	2,348,357
Jefferson County Series A	4.900	12/01/2018	Aa2/AA*	1,605,000	1,675,492
Kentucky State Property & Buildings Commission Project #62	4.625	09/01/2013	Aa3/AA-*	2,750,000	2,902,103
Lexington Fayette Urban County Government Detention Center	4.750	05/01/2018	Aa2/AA+*	3,120,000	3,215,066
Louisville KY General Obligation	5.000	11/01/2019	Aa3/AA-*	1,775,000	1,861,833

					13,074,351
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
1.54% of Net Assets
Georgetown College Project Series A	6.000	11/15/2016	A	1,000,000	1,113,930
Georgetown College Project Series A	6.250	11/15/2020	A	4,000,000	4,414,840
Jefferson County KY College Project Bellarmine College	5.250	05/01/2019	Baa2	2,000,000	2,061,180
University of Louisville Health & Education	6.000	11/01/2013	A1	1,180,000	1,258,069

					8,848,019
CERTIFICATES OF PARTICIPATION BONDS
.90% of Net Assets
Jeffersontown KY Certificate of Participation	6.500	09/01/2009	A3	1,400,000	1,510,432
Jeffersontown KY Certificate of Participation	5.750	11/01/2015	A3	1,095,000	1,179,589
Shelbyville KY Certificates of Participation	5.350	10/01/2013	NR	1,295,000	1,324,552
Shelbyville KY Certificates of Participation	5.450	10/01/2017	NR	1,130,000	1,154,227

					5,168,800
STATE AND LOCAL MORTGAGE REVENUE BONDS
.81% of Net Assets
Florence KY Housing Facility Revenue	6.300	08/15/2019	A/A	2,615,000	2,931,598
KY State Property & Buildings Community Revenue Project #67	5.125	09/01/2016	Aa3/AA-*	1,000,000	1,066,110
Louisville Housing Assistance Mortgage Corp Rivertown Project	5.100	07/01/2024	Aa2/NR	655,000	656,323

					4,654,031

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds—100%
December 31, 2002

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
MUNICIPAL UTILITY REVENUE BONDS
.48% of Net Assets
Cynthiana KY Waterworks & Sewer Revenue	6.400	01/01/2007	BBB-	$575,000	$586,500
Danville KY Multi-City Lease Revenue-Ashland Utilities	6.750	04/01/2012	BBB+*	915,000	933,291
KY Rural Water Financial Corporation Public Project Revenue	5.375	02/01/2020	NR/AA*	1,140,000	1,229,684

					2,749,475

Total Investments (cost $541,356,309)(a)—98.22 % of Net Assets					$566,117,178

*	Standard and Poor’s Corporation
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$25,468,559
Unrealized depreciation	(707,690)

Net unrealized appreciation	$24,760,869

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:
Investment in securities, at value (Cost: $541,356,309)		$566,117,178
Cash		6,454,557
Interest receivable		9,513,493
Receivable for investments sold		1,572,800

Total assets		583,658,028
LIABILITIES:
Payable for:
Distributions	$6,280,263
Fund shares redeemed	646,628
Management fee	202,371
Transfer agent	58,974
Accrued expenses	100,218

Total liabilities		7,288,454

NET ASSETS:
Net assets consist of:
Capital		$554,476,264
Net accumulated realized losses on investment transactions		(2,867,559)
Net unrealized appreciation in value of investments		24,760,869

Net assets at value		$576,369,574

NET ASSET VALUE, offering price and redemption price per share ($576,369,574/75,854,243 shares outstanding)		$7.60

STATEMENT OF OPERATIONS
For the six months ended December 31, 2002
Net investment income:
Interest income		$14,523,422

Expenses:
Investment advisory fees		1,187,097
Transfer agent		343,207
Professional fees		43,971
Trustee fees		29,137
Other expenses		53,187

Total expenses		1,656,599

Net investment income		12,866,823

Realized and unrealized gain on investments
Net realized gain		305,948
Net increase in unrealized appreciation		8,554,690

Net realized and unrealized gain on investments		8,860,638

Net increase in net assets resulting from operations		$21,727,461

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE INCOME SERIES

UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended June 30, 2002 and the six months ended December 31, 2002

	Six Months 12/31/02	One Year 2002
Increase in net assets:
Operations:
Net investment income	$12,866,823	$24,363,659
Net realized gain on investments	305,948	722
Net increase in unrealized appreciation	8,554,690	4,051,486

Net increase in net assets resulting from operations	21,727,461	28,415,867
Distributions to shareholders	(12,866,823)	(24,363,659)
Net fund share transactions	32,152,515	64,068,511

Total increase	41,013,153	68,120,719
Net assets:
Beginning of year	535,356,421	467,235,702

End of period	$576,369,574	$535,356,421

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months	For the years ended June 30,
	12/31/2002	2002	2001	2000	1999
Net asset value, beginning of year	$7.48	$7.41	$7.22	$7.47	$7.65

Income from investment operations:
Net investment income	0.17	0.36	0.37	0.38	0.37
Net gains/(losses) on securities, both realized and unrealized	0.12	0.07	0.19	(0.25)	(0.18)

Total from investment operations	0.29	0.43	0.56	0.13	0.19
Less distributions:
Distributions from net investment income	(0.17)	(0.36)	(0.37)	(0.38)	(0.37)

Net asset value, end of period	$7.60	$7.48	$7.41	$7.22	$7.47

Total return	3.95%	5.93%	7.94%	1.78%	2.52%
Net assets, end of period (in thousands)	$576,370	$535,360	$467,236	$416,957	$422,996
Ratio of expenses to average net assets	0.30%	0.59%	0.60%	0.61%	0.61%
Ratio of net investment income to average net assets	2.29%	4.84%	5.05%	5.17%	4.88%
Portfolio turnover	5.05%	9.99%	9.06%	15.74%	10.69%

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds—100%
December 31, 2002
Bond Description	Coupon	Maturity Date	Rating#		Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
46.90% of Net Assets
KY Economic Development Finance Authority Baptist Health System	4.750	08/15/2005	Aaa/AAA	*	$4,000,000	$4,250,080
Carrollton & Henderson Ky Public Energy Authority Gas Revenue	5.000	01/01/2009	Aaa/AAA	*	3,650,000	4,035,440
KY Housing Corporation Housing Revenue	5.150	07/01/2007	Aaa/AAA	*	3,225,000	3,391,475
KY Turnpike Authority Economic Development Road Revenue	5.500	07/01/2007	Aaa/AAA	*	3,000,000	3,382,140
Louisville & Jefferson County Metro Sewer District Revenue	5.000	05/15/2006	Aaa/AAA	*	2,505,000	2,582,304
KY Housing Corporation Housing Revenue	5.300	01/01/2004	Aaa/AAA	*	2,250,000	2,317,028
KY Property & Building Commission Project #73 Series D	5.500	08/01/2007	Aaa/AAA	*	2,000,000	2,258,260
Louisville & Jefferson County Airport Authority System Revenue	5.600	07/01/2013	Aaa/AAA	*	2,000,000	2,068,580
KY State Property & Building Commission Project #69-Series B	5.000	08/01/2009	Aaa/AAA	*	1,620,000	1,795,867
KY Housing Corporation Housing Revenue	4.850	07/01/2004	Aaa/AAA	*	1,700,000	1,758,956
Northern KY University Certificates of Participation	5.000	12/01/2007	Aaa/AAA	*	1,190,000	1,327,386
KY State Property & Building Commission Project #69 Series D	5.500	08/01/2008	Aaa/AAA	*	1,140,000	1,294,253
Kentucky State Property & Building Commission Project #74	5.375	02/01/2009	Aaa/AAA	*	1,000,000	1,129,950
KY Economic Development Finance Authority Appalachian Hospital	5.700	10/01/2010	NR/A	*	1,000,000	1,097,960
KY Economic Development Finance Authority Appalachian Hospital	5.500	10/01/2007	A/A	*	1,000,000	1,094,550
Northern KY Water Services District Water District Revenue	4.750	02/01/2011	Aaa/NR		1,025,000	1,091,523
Carrollton & Henderson KY Public Energy Authority Gas Revenue	5.000	01/01/2006	Aaa/AAA	*	1,000,000	1,084,800
Northern KY University Certificate of Participation Housing Facilities	4.500	12/01/2004	Aaa/AAA	*	1,000,000	1,054,900
Kentucky State Property & Building Community Project #65	5.750	02/01/2009	Aaa/AAA	*	750,000	861,188
Jefferson County KY School District Finance Corporation S:A	5.000	01/01/2009	Aaa/AAA	*	750,000	829,200
Carrollton & Henderson KY Public Energy Authority Gas Revenue	4.200	01/01/2006	Aaa/AAA	*	750,000	796,230
University Of Kentucky Consolidated Education Building	4.600	05/01/2011	Aaa/AAA	*	650,000	673,348
Jefferson County KY School District Finance Corporation S:A	4.900	01/01/2008	Aaa/AAA	*	550,000	602,734
Kentucky Economic Development Finance Authority Ashland Hopital	5.000	02/01/2005	Aaa/AAA	*	500,000	532,775
Boone-Florence Water Supply System Revenue	4.300	12/01/2011	Aaa/AAA	*	505,000	532,139
Eastern KY University Consolidated Education Building	4.300	05/01/2009	Aaa/AAA	*	500,000	531,580
Jefferson County KY Capital Project Corporation Lease Revenue	5.500	04/01/2005	Aaa/AAA	*	365,000	395,561
Marion County Ky Alliant Health System Revenue	4.200	10/01/2007	Aaa/AAA	*	325,000	349,739
Jefferson County KY Health Facility University Medical Center	5.000	07/01/2008	Aaa/AAA	*	300,000	330,369
Greater KY Housing Assistance Corporation Mortgage Revenue	6.250	01/01/2005	Aaa/AAA	*	55,000	55,111

						43,505,424
LEASE REVENUE BONDS
16.78% of Net Assets
Ky Property & Building Commission Project #67	5.500	09/01/2007	Aa3/AA-	*	2,065,000	2,333,264
KY Infractructure Authority Series A	5.000	06/01/2010	Aa3/AA-	*	2,000,000	2,205,400
KY Property & Building Commission Project #73	5.250	11/01/2009	Aa3/AA-	*	1,790,000	2,026,441
KY State Property & Building Commission Project #55	4.700	09/01/2004	Aa3/AA-	*	1,730,000	1,803,300
KY Area Development District Financing City of Ewing	5.100	06/01/2010	NR/AA	*	1,300,000	1,437,020
KY State Property & Building Commission Road Fund Proj #73	3.700	11/01/2008	Aa3/AA-	*	1,000,000	1,043,160
KY Infrastructure Authority Government Agency Program S:K	4.000	08/01/2010	NR/A-	*	1,000,000	1,037,070
KY State Property & Building Community Revenue Project #60	5.500	10/01/2008	Aa3/AA-	*	500,000	567,520
Kentucky Asset/Liability Community General Fund Project Notes	5.000	02/01/2007	Aa3/AA-	*	500,000	549,040
Kenton County KY School District Finance Corporation	5.200	03/01/2005	Aa3/AA	*	500,000	538,615
Jefferson County Ky School District Finance Corporation S:B	4.400	02/01/2008	Aa3/AA-	*	500,000	535,930
KY Interlocal School Transportation Equipment Lease	4.900	03/01/2004	Aa3/NR		500,000	515,450
KY Interlocal School Transportation Equipment Lease	4.800	03/01/2003	Aa3/NR		500,000	503,060
KY Infrastructure Authority Revolving Fund Program Ser:L	5.000	06/01/2006	Aa3/AA-	*	415,000	454,471
Kentucky State Property & Building Commission Project #71	5.500	08/01/2008	Aa3/AA-	*	10,000	11,326

						15,561,067
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.40% of Net Assets
KY Economic Development Finance Authority Catholic Health	5.500	12/01/2010	Aa3/AA-	*	2,100,000	2,403,240
KY Economic Development Finance Authority Catholic Health	5.500	12/01/2006	Aa2/AA	*	1,790,000	2,002,616
KY Economic Development Finance Authority Catholic Health	4.500	10/01/2011	A1/AA-	*	1,000,000	1,062,350
KY Economic Development Finance Authority Norton Health	6.125	10/01/2010	KY-INCO		1,000,000	1,058,290
KY Economic Development Finance Authority Catholic Health	4.250	10/01/2009	A1/AA-	*	255,000	270,649
Christian County KY Hospital Jennie Stuart Medical Center	5.250	07/01/2003	NR/A-	*	70,000	70,890

						6,868,036

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Kentucky Municipal Bonds—100%
December 31, 2002

Bond Description	Coupon	Maturity Date	Rating#		Par Value	Market Value
PUBLIC FACILITIES REVENUE BONDS
6.68% of Net Assets
Mt Sterling KY Lease Revenue KY League of Cities Series:A	5.625	03/01/2003	Aa/NR		$6,150,000	$6,195,756

						6,195,756
MUNICIPAL UTILITY REVENUE BONDS
3.86% of Net Assets
Lexington-Fayette Urban County Government Ky Sewer System B	5.000	07/01/2007	Aa3/AA	*	1,290,000	1,424,134
Louisville KY Waterworks Board Water System Revenue Bonds	4.500	11/15/2010	Aa1/AA	*	1,000,000	1,078,960
Louisville KY Waterworks Board Water System Revenue Refunding	4.250	11/15/2007	Aa1/AA	*	1,000,000	1,078,830

						3,581,924
GENERAL OBLIGATION BONDS
3.24% of Net Assets
Jefferson Co General Obligation	5.500	08/15/2010	Aa2/AA	*	2,635,000	3,007,510

						3,007,510
ESCROWED TO MATURITY BONDS
2.69% of Net Assets
Jefferson County KY Capital Projects Corporation Revenue	6.375	12/01/2007	NR		1,500,000	1,762,740
Kentucky State Property & Building Commission Project #71	5.500	08/01/2008	Aaa/AAA	*	440,000	502,709
Owensboro KY Electric Light & Power Revenue	10.500	01/01/2004	AAA	*	220,000	231,480

						2,496,928
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.22% of Net Assets
University Of Louisville KY Consolidated Education Building	5.200	05/01/2004	A1/AA-	*	1,000,000	1,031,920
Murray State University Revenue Series G Second Series	5.600	05/01/2006	A3/A	*	1,000,000	1,031,250

						2,063,170
PREREFUNDED BONDS
2.22% of Net Assets
Ky State Property & Building Commission Revenue Project #59	5.600	11/01/2007	Aa3/AA	*	1,550,000	1,745,099
KY State Property & Building Commission Project #55	4.700	09/01/2004	Aaa/AAA	*	300,000	313,083

						2,058,182
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
2.15% of Net Assets
Ashland KY Pollution Control Revenue Ashland Oil Project	6.650	08/01/2009	Baa2/NR		1,500,000	1,530,090
Meade County KY Pollution Control Revenue-Olin Corporation	6.000	07/01/2007	NR		450,000	465,764

						1,995,854
CERTIFICATES OF PARTICIPATION BONDS
.88% of Net Assets
Shelbyville Certificates of Participation Refinancing	4.900	10/01/2007	NR		810,000	815,087

						815,087

						$88,148,937

Total	Investments (cost $84,608,951)(a)—95.03% of Net Assets
*	Standard and Poor’s Corporation

All other ratings by Moody’s Investors Service, Inc.

NR	Not Rated
#	Bond ratings are unaudited.
(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$3,664,113
Unrealized depreciation	(124,127)

Net unrealized appreciation	$3,539,986

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:
Investment in securities, at value (Cost: $84,608,951)		$88,148,937
Cash		2,608,055
Receivable for investments sold		945,000
Broker receivable		9,360
Interest receivable		1,402,688

Total assets		93,114,040
LIABILITIES:
Payable for:
Distributions	$296,217
Fund shares redeemed	1,500
Investment advisor	38,320
Transfer agent	9,739
Other fees	7,065

Total liabilities		352,841

NET ASSETS:
Capital		90,318,607
Net accumulated realized losses on investment transactions		(1,097,393)
Net unrealized appreciation in value of investments		3,539,986

Net assets at value		$92,761,200

NET ASSET VALUE, offering price and redemption price per share ($92,761,199/ 17,236,359 shares outstanding)		$5.38

STATEMENT OF OPERATIONS
For the year ended December 31, 2002
Net investment income:
Interest income		$1,862,854

Expenses:
Investment advisory fees		217,920
Transfer agent		55,326
Professional fees		5,174
Trustee fees		4,448
Other expenses		17,088

Total expenses		299,956

Net investment income		1,562,898

Realized and unrealized gain on investments
Net realized gain		9,661
Net increase in unrealized appreciation		1,259,286

Net realized and unrealized gain on investments		1,268,947

Net increase in net assets resulting from operations		$2,831,845

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES

UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended June 30, 2002 and the six months ended December 31, 2002

	Six Months 12/31/02	One Year 2002
Increase in net assets:
Operations:
Net investment income	$1,562,898	$2,759,916
Net realized gain on investments	9,661	(10,008)
Net increase in unrealized appreciation	1,259,286	942,118

Net increase in net assets resulting from operations	2,831,845	3,692,026
Distributions to shareholders from net investment income	(1,562,898)	(2,759,916)
Net fund share transactions	11,410,048	23,595,447

Total increase	12,678,995	24,527,557
Net assets:
Beginning of year	80,082,205	55,554,648

End of year	$92,761,200	$80,082,205

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	6 months	For the years ended June 30,
	12/31/2002	2002	2001	2000	1999
Net Asset Value, beginning of year	$5.30	$5.22	$5.09	$5.20	$5.27

Income From Investment Operations:
Net investment income	0.10	0.20	0.23	0.21	0.21
Net gains/losses on securities
(both realized and unrealized)	0.08	0.08	0.13	(0.11)	(0.07)

Total from investment operations	0.18	0.28	0.36	0.10	0.14
Less Distributions:
Distributions (from net investment income)	(0.10)	(0.20)	(0.23)	(0.21)	(0.21)

Net asset value, end of period	$5.38	$5.30	$5.22	$5.09	$5.20

Total return	3.36%	5.50%	7.18%	1.95%	2.58%
Net assets, end of period (in thousands)	$92,761	$80,082	$55,555	$51,205	$58,630
Ratio of expenses to average net assets	0.35%	0.69%	0.70%	0.69%	0.72%
Ratio of net investment income to average net assets	1.81%	3.82%	4.42%	4.06%	3.89%
Portfolio turnover	5.92%	8.04%	22.40%	30.57%	27.38%

The accompanying notes are an integral part of the financial statements.

UNAUDITED

DUPREE MUTUAL FUNDS—MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds —   100%

December 31, 2002

Bond Description	Coupon	Maturity Date	Rating#		Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
75.07% of Net Assets
De Soto County MS School District	4.500	04/04/2016	Aaa/NR		$30,000	$30,868
Gautier MS Utility District Utility System Revenue	5.125	03/01/2018	Aaa/NR		75,000	79,817
Hinds County MS Revenue Refunding-MS Methodist Hospital	5.600	05/01/2012	Aaa/AAA	*	30,000	33,872
Jackson MS Public School District Limited Tax Notes	5.375	10/01/2020	Aaa/NR		20,000	21,281
Jackson MS Water & Sewer System Revenue	5.250	09/01/2020	Aaa/AAA	*	50,000	52,312
Madison County MS School District—Series A	5.250	09/01/2020	Aaa/AAA	*	25,000	26,171
Medical Center Educational Building Corporation MS Revenue	5.500	12/01/2023	NR/AAA	*	20,000	21,890
MS Business Financial Corporation Pollution Control Revenue	5.500	02/01/2026	Aaa/AAA	*	10,000	10,012
MS Development Bank Special Obligation Horn Lake	5.000	10/01/2020	NR/AAA	*	50,000	51,862
MS Development Bank Special Obligation Multi-Purpose	5.000	07/01/2021	NR/AAA	*	50,000	51,217
MS Development Bank Special Obligation Gulfport Water Sewer	5.625	07/01/2024	Aaa/AAA	*	105,000	114,430
MS Development Bank Special Obligation Rankin County	5.400	07/01/2014	Aaa/AAA	*	10,000	11,105
MS Development Bank Special Obligation Desoto County	5.000	11/01/2022	Aaa/AAA	*	25,000	25,330
MS Development Bank Special Obligation Meridian Community	5.500	07/01/2016	NR/AAA	*	30,000	32,463
MS Development Bank Special Obligation Desoto County	5.900	07/01/2021	AAA		5,000	5,565
MS Development—Madison County Road & Bridge Project	5.250	06/01/2023	Aaa/NR		50,000	52,285
MS Development Bank Special Obligation Madison County	5.250	06/01/2024	Aaa/NR		50,000	52,117
Ms Development BK Special Obligation Culkin Water District	5.800	07/01/2018	Aaa/AAA	*	25,000	27,419
MS Development Bank Special Obligation Combination	5.000	07/01/2018	Aaa/AAA	*	100,000	106,561
MS Development BK Special Obligation Flowood Revenue Project	5.625	11/01/2019	Aaa/AAA	*	10,000	10,780
MS Development BK Special Obligation Natchez Convention Center	5.800	07/01/2019	Aaa/AAA	*	25,000	28,691
MS Development BK Special Obligation Gulfport Combined Water	5.500	07/01/2015	Aaa/AAA	*	10,000	11,313
MS Development Bank Special Obligation Wastewater	5.375	02/01/2021	Aaa/AAA	*	100,000	107,109
MS Development Bank Special Obligation Lee County School	4.500	09/01/2021	Aaa/NR		100,000	98,136
MS Hospital Equipment & Facilities Singing River Hospital	5.500	03/01/2023	Aaa/AAA	*	120,000	122,765
MS Hospital Equipment and Facilities Forrest County	5.500	01/01/2024	Aaa/AAA	*	45,000	47,583
MS State University Educational Building Corporate Revenue	5.500	08/01/2014	Aaa/NR		75,000	84,671
Natchez MS Water & Sewer System Revenue	5.700	08/01/2017	Aaa/AAA	*	150,000	162,870
Olive Branch MS Water & Sewer Revenue	4.500	03/01/2014	Aaa/NR		30,000	31,395
Southern MS Education Building Corporation Revenue MS	5.100	03/01/2020	Aaa/AAA	*	70,000	73,121
Southern MS University Educational Building Corporation	5.750	03/01/2021	Aaa/NR		10,000	11,023
Stone County MS School District	4.000	06/01/2016	Aaa/AAA	*	100,000	98,162
Tupelo MS Public School District	5.375	11/01/2015	Aaa/AAA	*	20,000	21,579
University MS Educational Building—Stadium A	5.500	12/01/2017	Aaa/AAA	*	5,000	5,410
Walnut Grove Correctional Authority Certificates of Partcipation	6.000	11/01/2019	Aaa/AAA	*	15,000	17,269
Winston County MS Urban Renewal Revenue	5.150	12/01/2017	NR/AAA	*	15,000	15,742

						1,754,194
GENERAL OBLIGATION BONDS
15.09% of Net Assets
Biloxi MS Tax Increment—LTD Obligation—Series A	5.900	10/01/2019	NR/A	*	35,000	37,402
Hinds County MS School District	4.750	03/01/2015	NR		50,000	52,029
Horn Lake Special Assessment Improvement Bonds-Desoto	5.400	04/15/2020	NR/A-	*	25,000	25,916
Jackson MS Redevelopment Authority Urban Renewal Revenue	5.600	11/01/2021	A2/NR		20,000	21,261
MS Development BK Special Obligation Adams County Juvenile	5.900	07/01/2017	nr/A		10,000	11,060
Mississippi State	5.100	11/15/2012	Aa3/AA	*	10,000	11,140
MS State Capital Improvements	5.000	11/01/2018	NR/AA	*	125,000	130,805
MS State Capital Improvements	5.000	11/01/2020	NR/AA	*	50,000	52,062
Richland MS Tax Increment	5.600	06/01/2013	NR		10,000	10,939

						352,614
MUNICIPAL UTILITY REVENUE BONDS
2.69% of Net Assets
MS Development Bank Special Obligation Okolona Electric	5.350	07/01/2021	NR/A	*	50,000	52,078
MS Development Bank Special Obligation-Bay St Louis	5.375	07/01/2014	NR/A	*	10,000	10,723

						62,801
ESCROWED TO MATURITY BONDS
2.51% of Net Assets
Harrison County MS Wastewater Management District	5.000	02/01/2015	AAA/Aaa	*	25,000	27,247
MS Gulf Coast Regional Wastewater Treatment Facilities	7.000	07/01/2012	NR		25,000	31,443

						58,690
PUBLIC FACILITIES REVENUE BONDS

The accompanying notes are an integral part of the financial statements.

UNAUDITED

DUPREE MUTUAL FUNDS—MISSISSIPPI TAX-FREE INCOME SERIES

SCHEDULE OF PORTFOLIO INVESTMENTS

Mississippi Municipal Bonds—100%

December 31, 2002

Bond Description	Coupon	Maturity Date	Rating#		Par Value	Market Value
2.21% of Net Assets
Mississippi Development Bank Special Obligation—Southaven	6.200	03/01/2020	NR/A	*	10,000	10,778
Vicksburg Warren MS School District	4.700	02/01/2017	NR/AA	*	40,000	40,960

						51,738
CERTIFICATES OF PARTICIPATION BONDS
1.78% of Net Assets
Monroe County MS Certificates of Participation Jail Project	5.050	04/01/2020	Aaa/NR		40,000	41,554

						41,554
STATE AND LOCAL MORTGAGE REVENUE BONDS
.46% of Net Assets
MS Home Corporation Single Family Revenue Mortgage Series A	5.350	12/01/2014	Aaa/NR		$10,000	$10,744

						10,744

Total Investments (cost $2,221,860)(a)—99.81% of Net Assets						$2,332,334

* Standard and Poor’s Corporation

All other ratings by Moody’s Investors Service, Inc.

NR Not Rated

# Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$111,108
Unrealized depreciation	(632)

Net unrealized appreciation	$110,475

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—MISSISSIPPI TAX-FREE INCOME SERIES
		UNAUDITED
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002

ASSETS:
Investments in securities, at value (Cost: $2,221,860)		$2,332,334
Interest receivable		40,149
Receivable from Advisor		3,694
Pre-paid expenses		1,900

Total assets		2,378,078
LIABILITIES:
Cash Overdraft	$10,971
Payable for:
Distributions	26,687
Transfer agent	3,616
Total liabilities		41,274

NET ASSETS:
Capital		2,226,330
Net unrealized appreciation in value of investments		110,475

Net assets at value		$2,336,805

NET ASSET VALUE, offering price and redemption price per share ($2,336,805 / 205,462 shares outstanding)
		$11.37

STATEMENT OF OPERATIONS
For the six month period ended December 31, 2002
Net investment income:
Interest income		$53,226

Expenses:
Investment advisory fees		5,479
Transfer agent		1,644
Professional fees		884
Trustee fees		110
Other expenses		1,780

Total expenses		9,897
Expenses reimbursed by Investment Advisor		(6,281)

Net investment income		49,610

Realized and unrealized gain/(loss) on investments
Capital Gain payable
Net increased in unrealized appreciation		(91)
		65,863

Net realized and unrealized gain on investments		65,772

Net increase in net assets resulting from operations		$115,382

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—MISSISSIPPI TAX-FREE INCOME SERIES	UNAUDITED
STATEMENTS OF CHANGES IN NET ASSETS
For the six month period ended December 31, 2002 and the year ended June 30, 2002
	Six months 12/31/02	One year 2002
Increase in net assets:
Operations:
Net investment income	$49,610	$64,095
Net realized gain	(91)	91
Net increase in unrealized appreciation	65,863	22,145

Net increase in net assets resulting from operations	115,382	86,331
Distributions to shareholders from net investment income	(49,610)	(64,095)
Net fund share transactions	442,444	990,233

Total increase	508,216	1,012,469
Net assets:
Beginning of year	1,828,589	816,120

End of period	$2,336,805	$1,828,589

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months 12/31/2002	For the years ended June 30,		For the period 1/1/2000 to 6/30/2000(a)
		2002	2001
Net Asset Value, beginning of period	$11.00	$10.83	$10.35	$10.00

Income From Investment Operations:
Net investment income	0.28	0.54	0.55	0.27
Net gains (losses) on securities (both realized and unrealized)	0.37	0.17	0.48	0.35

Total from investment operations	0.65	0.71	1.03	0.62
Less Distributions:
Distributions (from net investment income)	(0.28)	(0.54)	(0.55)	(0.27)

Net asset value, end of period	$11.37	$11.00	$10.83	$10.35

Total return	5.75%	6.67%	10.19%	6.24	%(c)
Net assets, end of period (in thousands):	$2,337	$1,829	$816	$238
Ratio of expenses to average net assets	0.17%	0.27%	0.21%	0.50	%(b)
Before expense reimbursement	0.46%	0.87%	1.13%	3.35	%(b)
Ratio of net investment income to average net assets	1.99%	4.28%	4.26%	5.31	%(b)
After expenses reimbursement	2.28%	4.87%	5.18%	2.45	%(b)
Portfolio turnover	1.86%	3.40%	0.00%	0.00%
(a)	Commencement of operations January 1, 2000.
(b)	Annualized
(c)	Total return is not annualized

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds—100% December 31, 2002	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating#		Par Value	Market Value
INSURED MUNICIPAL BONDS
58.69% of Net Assets
Catawba County NC Catawba Memorial Hospital Revenue	5.000	10/01/2017	Aaa/AAA	*	$500,000	$528,250
Craven NC Regional Medical Authority Health Care Facilities	5.625	10/01/2017	Aaa/AAA	*	10,000	10,366
Cumberland County NC Certificates of Participation Civic Center	5.000	12/01/2018	Aaa/AAA	*	500,000	531,135
Cumberland County NC Hospital Facilities Revenue	5.250	10/01/2019	Aa/AA	*	1,000,000	1,045,220
Dare County NC Utility System Revenue	5.250	06/01/2018	Aaa/AAA	*	250,000	271,023
Dare County NC Certificates of Participation	5.125	06/01/2018	Aaa/AAA	*	500,000	540,870
Elizabeth City NC Housing Developement Mortgage Revenue	6.125	04/01/2023	Aa/NR		140,000	146,082
Fayetteville NC Public Works Community Revenue	5.100	03/01/2015	Aaa/AAA	*	400,000	425,968
Gaston County NC Certificates of Participation Public Facilities	5.250	12/01/2016	Aaa/AAA	*	850,000	911,676
Gastonia NC Combined Utilities Systems Revenue	5.625	05/01/2019	Aaa/AAA	*	500,000	554,905
Greenville NC Housing Developement Corporation Series A	5.800	07/01/2024	Aaa/AAA	*	35,000	35,783
Harnett County NC Certificate of Participation	5.000	12/01/2018	Aaa/AAA	*	1,000,000	1,067,630
Lenoir NC Housing Authority Mortgage Revenue	5.700	08/20/2024	NR/AAA	*	100,000	104,192
New Hanover County NC Certificates of Participation	5.000	12/01/2017	Aaa/AAA	*	250,000	264,968
New Hanover County NC Hospital Revenue	5.750	10/01/2026	Aaa/AAA	*	100,000	108,375
New Hanover County NC Hospital Revenue	5.000	10/01/2019	Aaa/AAA	*	1,110,000	1,158,707
New Hanover County NC Certificates of Participation	5.000	12/01/2022	Aaa/AAA	*	1,000,000	1,042,710
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2018	NR/AA	*	600,000	632,736
NC Educational Facilities Finance Agency St Augustines	5.250	10/01/2028	NR/AA	*	630,000	643,614
NC Eastern Municipal Power Agency Power System Revenue	5.500	01/01/2017	Aaa/AAA	*	150,000	149,999
NC Eastern Municipal Power Agency Power System Revenue	5.750	01/01/2019	Aaa/AAA	*	100,000	99,999
NC Eastern Municipal Power Agency Power System Revenue	5.700	01/01/2015	Aaa/AAA	*	345,000	382,667
NC Eastern Municipal Power Agency Power System Refunding	5.375	01/01/2024	Aaa/AAA	*	1,000,000	1,052,290
NC Central University Housing System Revenue	5.800	11/01/2018	Aaa/AAA	*	50,000	54,794
NC Central University Housing System Revenue	5.800	11/01/2020	Aaa/AAA	*	60,000	65,300
North Carolina Public Improvement	5.250	03/01/2016	Aaa/AAA	*	1,000,000	1,098,330
NC Medical Care Community Hospital Revenue—High Point	5.000	10/01/2019	Aaa/AAA	*	500,000	521,645
NC Medial Care Community Hospital Northeast Medical Center	4.600	11/01/2020	Aaa/AAA	*	350,000	350,529
NC Medical Care Community Hospital Revenue—Rex Hospital	5.000	06/01/2017	Aaa/AAA	*	500,000	527,650
NC Medical Care Community Hospital Revenue—St Joseph	5.100	10/01/2014	Aaa/AAA	*	5,000	5,496
NC Medical Care Community Hospital Revenue—Stanly Hospital	5.375	10/01/2014	Aaa/AAA	*	50,000	53,978
NC Medical Care Community Hospital Revenue—Wilson Memorial	5.625	11/01/2018	Aaa/AAA	*	80,000	87,198
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.000	01/01/2015	Aaa/AAA	*	5,000	5,100
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.750	01/01/2020	Aaa/AAA	*	50,000	50,000
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	01/01/2017	Aaa/AAA	*	500,000	527,285
NC Municipal Power Agency No 1 Catawba Electric Revenue	5.125	01/01/2017	Aaa/AAA	*	700,000	743,715
Pitt County NC Certificates of Participation Public Facilities	5.850	04/01/2017	Aaa/AAA	*	100,000	112,620
Pitt County NC Certificates of Participation School Facilities	5.500	04/01/2020	Aaa/AAA	*	500,000	545,565
Raleigh Durham NC Airport Authority	5.250	11/01/2018	Aaa/NR		1,000,000	1,073,130
Raleigh/Durham NC Airport Revenue	5.000	11/01/2020	Aaa/NR		1,000,000	1,040,020
Randolph County NC Certificates of Participation	5.750	06/01/2022	Aaa/AAA	*	500,000	555,945
Union County NC Enterprise System Revenue	5.500	06/01/2021	AAA/Aaa	*	245,000	262,363
University of NC at Chapel Hill Hospital Revenue	5.250	02/15/2017	Aaa/AAA	*	500,000	533,610
University of NC at Wilmington Dorm & Dining System Revenue	5.400	01/01/2018	Aaa/AAA	*	120,000	129,593
Wilson Combined Enterprise System	4.700	12/01/2022	Aaa/AAA	*	500,000	502,340
University of NC at Winston-Salem Student Services Revenue	5.400	06/01/2012	Aaa/AAA	*	10,000	10,805

						20,566,173
HOSPITAL AND HEALTHCARE REVENUE BONDS
17.14% of Net Assets
Charlotte/Mecklenburg NC Hospital Authority Revenue	5.750	01/15/2021	Aa3/AA	*	250,000	260,285
Charlotte/Mecklenburg NC Hospital Authority Revenue	5.875	01/15/2026	Aa3/AA	*	50,000	52,175
Charlotte/Mecklenburg NC Hospital Authority Revenue	5.000	01/15/2017	Aa3/AA	*	750,000	765,645
Cumberland County NC Hospital Facilities Revenue	5.250	10/01/2019	A3/A-	*	1,000,000	1,012,510
NC Medical Care Community Hospital Revenue—Carolina Medicorp	5.500	05/01/2015	Aa3/AA	*	70,000	70,909
NC Medical Care Community Hospital Revenue—Duke University Hospital	5.250	06/01/2017	Aa3/AA	*	900,000	917,694
NC Medical Care Community Hospital Revenue—Duke University Hospital	5.250	06/01/2021	Aa3/AA	*	150,000	152,144

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS North Carolina Municipal Bonds—100% December 31, 2002	UNAUDITED

Bond Description	Coupon	Maturity Date	Rating #		Par Value	Market Value
NC Medical Care Community Hospital Revenue—Gaston Memorial	5.500	02/15/2019	A1/A+	*	$150,000	$153,819
NC Medical Care Community Hospital Revenue—Pitt County	5.250	12/01/2013	Aa3/AA	*	800,000	850,256
NC Medical Care Community Hospital Revenue—Pitt County	5.000	12/01/2018	Aa3/AA-		500,000	508,475
NC Medical Care Community Hospital Revenue—Presbyterian	5.500	10/01/2014	A1/AA-	*	35,000	36,188
NC Medical Care Community Hospital Revenue—Presbyterian	5.500	10/01/2020	A1/AA-	*	1,100,000	1,118,106
University of NC at Chapel Hill Hospital Revenue	5.250	02/15/2019	A1/AA-	*	105,000	106,688

						6,004,894
CERTIFICATES OF PARTICIPATION BONDS
7.13% of Net Assets
Cabarrus County NC Certificates of Participation	5.000	04/01/2021	Aa3/AA-	*	650,000	674,239
Charlotte NC Certificates of Participation Law Project	5.375	06/01/2013	Aa1/AA	*	100,000	103,008
Charlotte NC Certificates of Participation Convention Facilities	5.500	12/01/2020	Aa2/AA+	*	700,000	763,784
Forsyth County NC Certificates of Participation	5.000	10/01/2018	Aa1/AA+	*	400,000	420,576
Forsyth County NC Certificates of Participation	5.125	10/01/2017	Aa1/AA+	*	500,000	538,155

						2,499,762
STATE AND LOCAL MORTGAGE REVENUE BONDS
5.06% of Net Assets
NC Housing Finance Agency Single Family Revenue Series Y	6.300	09/01/2015	Aa/AA	*	105,000	111,272
NC Housing Finance Agency Single Family Revenue Series II	6.200	03/01/2016	Aa2/AA	*	65,000	68,895
NC Housing Finance Agency Single Family Revenue Series KK	5.875	09/01/2017	Aa2/AA+	*	85,000	89,367
NC Housing Finance Agency Home Ownership Revenue	5.125	07/01/2013	Aa2/AA	*	100,000	105,195
Raleigh NC Housing Authority Multifamily Cedar Point Apts	5.800	11/01/2019	B		2,000,000	1,299,000
Vance County NC Housing Mortgage Revenue Henderson Project	6.150	03/01/2022	Aa2		100,000	100,913

						1,774,642
MUNICIPAL UTILITY REVENUE BONDS
5.05% of Net Assets
Charlotte NC Storm Water Revenue Refunding Bond	5.250	06/01/2019	Aa1/AA+	*	520,000	562,016
Orange NC Water & Sewer Authority Revenue Bond	5.200	07/01/2016	Aa/AA	*	145,000	149,295
Winston-Salem NC Water & Sewer System Revenue	5.125	06/01/2020	Aa2/AAA	*	1,000,000	1,056,940

						1,768,251
GENERAL OBLIGATION BONDS
3.03% of Net Assets
Cary NC General Obligation Bond	5.000	03/01/2019	Aaa/AAA	*	1,000,000	1,060,420

						1,060,420
PUBLIC FACILITIES REVENUE BONDS
2.24% of Net Assets
Cary NC Combined Enterprise System Revenue	5.000	12/01/2022	Aa/AA	*	700,000	721,812
Shelby NC Combined Enterprise System Revenue	5.625	05/01/2014	Baa1/A-	*	20,000	21,007
Shelby NC Combined Enterprise System Revenue	5.625	05/01/2014	Baa1/A-	*	40,000	43,037

						785,856
PREREFUNDED BONDS
1.75% of Net Assets
Greensboro NC Coliseum Complex Improvement	5.700	12/01/2010	A1/AA	*	55,000	63,374
Greenville NC Enterprise System Revenue	6.000	09/01/2010	A1/A+	*	100,000	109,503
NC Eastern Municipal Power Agency Power System	6.000	01/01/2026	AAA/BBB	*	15,000	18,025
Orange NC Water & Sewer Revenue Bond Prerefunded	5.200	07/01/2016	Aa1/AA	*	65,000	67,608
Pitt County NC Memorial Hospital Revenue	5.500	12/01/2015	Aaa/AAA	*	325,000	355,108

						613,618

Total Investments (cost $33,979,136)(a)—100.09% of Net Assets						$35,073,616

* Standard and Poor’s Corporation

All other ratings by Moody’s Investors Service, Inc.

NR Not Rated

# Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows

Unrealized appreciation	$1,729,778
Unrealized depreciation	(635,301)

Net unrealized appreciation	$1,094,477

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES

UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:
Investments in securities, at value (Cost $33,979,136)		$35,073,613
Broker receivable		54,901
Receivable for instruments sold		5,105
Interest receivable		389,710
Pre-paid expenses		2,718

Total assets		35,526,047

LIABILITIES:
Cash Overdraft	$69,907
Payable for:
Distributions	386,056
Fund shares redeemed	9,684
Management fee	14,655
Transfer agent	4,050

Total liabilities		484,352

NET ASSETS:
Net assets consist of:
Capital		$34,041,315
Net accumulated realized losses on investment transactions		(94,099)
Net unrealized apppreciation in value of investments		1,094,477

Net assets at value		$35,041,693

NET ASSET VALUE, offering price and redemption price per share ($35,041,693/3,192,830 shares outstanding)
		$10.98

STATEMENT OF OPERATIONS
For the six months ended December 31, 2002

Net investment income:
Interest income		$888,154

Expenses:
Investment advisory fees		87,122
Transfer agent		23,934
Professional fees		2,640
Trustee fees		1,795
Other expenses		6,753

Total expenses		122,244
Expenses reimbursed by Investment Advisor		(7,767)

Net investment income		773,677

Realized and unrealized gain on investments
Net realized gain		49,976
Net increase in unrealized appreciation		897,522

Net realized and unrealized gain on investments		947,498

Net increase in net assets resulting from operations		$1,721,175

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE INCOME SERIES	UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended June 30, 2002 and the six months ended December 31, 2002

	Six Months 12/31/2002	One Year 2002
Increase in net assets:
Operations:
Net investment income	$773,677	$1,357,245
Net realized gain/(loss) on investments	49,976	(13,907)
Net increase in unrealized appreciation	897,522	133,337

Net increase in net assets resulting from operations	1,721,175	1,476,675
Distributions to shareholders from:
Net investment income	(773,677)	(1,357,245)
Net fund share transactions	1,509,598	6,519,767

Total increase	2,457,096	6,639,197
Net assets:
Beginning of year	32,584,597	25,945,400

End of period	$35,041,693	$32,584,597

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:	Six months	For the years ended June 30,
	12/31/2002	2002	2001	2000	1999
Net asset value, beginning of year	$10.68	$10.63	$10.21	$10.61	$10.82

Income from investment operations:
Net investment income	0.24	0.49	0.50	0.51	0.50
Net gains/(losses) on securities,
both realized and unrealized	0.30	0.05	0.42	(0.40)	(0.20)

Total from investment operations	0.54	0.54	0.92	0.11	0.30
Less distributions:
Distributions from capital gains	0.00	0.00	0.00	(0.01)	(0.01)
Distributions from net investment income	(0.24)	(0.49)	(0.50)	(0.51)	(0.50)

Net asset value, end of period	$10.98	$10.68	$10.63	$10.21	$10.61

Total return	5.13%	5.00%	9.09%	1.07%	2.71%
Net assets, end of period (in thousands)	$35,042	$32,585	$25,945	$21,660	$19,456
Ratio of expenses to average net assets	0.33%	0.57%	0.55%	0.55%	0.45%
Before expense reimbursement	0.34%	0.71%	0.71%	0.72%	0.77%
Ratio of net investment income to
average net assets	2.23%	4.46%	4.55%	4.76%	4.43%
After expense reimbursement	2.24%	4.60%	4.71%	4.92%	4.74%
Portfolio turnover	4.85%	6.60%	19.71%	16.14%	11.70%

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds—100% December 31, 2002

Bond Description	Coupon	Maturity Date	Rating#		ParValue	Market Value
INSURED MUNICIPAL BONDS
36.90% of Net Assets
Asheville NC Certificates of Participation Series:A	4.600	06/01/2005	Aaa/AAA	*	$50,000	$53,259
Carteret County NC General Obligation	5.400	05/01/2009	Aaa/AAA	*	100,000	110,664
Catawba County NC Hospital Revenue Catawba Memorial Hospital	4.000	10/01/2003	Aaa/NR		110,000	112,357
Centennial Authority NC Hotel Tax Revenue Bond Arena Project	5.000	09/01/2012	Aaa/AAA	*	100,000	108,827
Coastal Regualtion Solid Waste Management Authority NC	4.250	06/01/2005	Aaa/AAA	*	125,000	132,269
Cumberland County NC Hospital Facility Revenue	5.000	10/01/2006	A3/AA	*	150,000	160,338
Elizabeth City NC Housing Mortgage Corp Virginia Dare Apartments	6.500	01/01/2005	Aaa/AAA	*	35,000	37,136
Greenville NC Certificates of Participation Public Facilities	4.600	06/01/2011	Aaa/AAA	*	100,000	106,567
Johnston County NC Certificates of Participation Judicial Annex	5.200	09/01/2007	Aaa/AAA	*	100,000	111,039
Johnston County NC Finance Corporation School & Museum Project	4.650	08/01/2008	Aaa/AAA	*	200,000	218,456
New Hanover County NC Regional Medical Center Hospital Revenue	4.250	10/01/2009	Aaa/AAA	*	100,000	106,512
North Carolina Eastern Municipal Power Agency Power Sys Revenue	6.125	01/01/2009	A/A	*	120,000	135,186
NC Medical Care Community Hospital—High Point Health System	4.400	10/01/2003	Aaa/AAA	*	50,000	51,213
North Carolina Medical Care Community Hospital-Scotland Memorial	5.375	10/01/2011	NR/AA	*	60,000	62,736
NC Medical Care Community Hospital Wilson Memorial Hospital	4.900	11/01/2007	Aaa/AAA	*	75,000	82,677
North Carolina Medical Care Community Hospital Wayne Memorial	4.250	10/01/2006	Aaa/NR		100,000	107,113
North Carolina Medical Care Community Hospital Rex Health Care	5.250	06/01/2008	Aaa/AAA	*	450,000	502,403
NC Municipal Power Agency No 1 Catawba Electric	5.100	01/01/2007	Aaa/AAA	*	125,000	128,176
North Carolina Municipal Power Agency Catawba Electric	6.000	01/01/2007	Aaa/AAA	*	200,000	226,896
Piedmont Triad NC Airport Authority Revenue Bonds Series A	5.250	07/01/2011	Aaa/AAA	*	200,000	223,146
Pitt County NC Certificates of Participation School Facilities	4.750	04/01/2010	Aaa/AAA	*	100,000	108,471
Randolph County NC Certificates of Participation	5.200	06/01/2008	Aaa/AAA	*	145,000	161,447
University NC System Pool Revenue Series B	5.000	10/01/2009	Aaa/AAA	*	200,000	222,208
Wilkes County NC Refinancing	5.250	06/01/2006	Aaa/AAA	*	250,000	257,495

						3,526,590
GENERAL OBLIGATION BONDS
24.08% of Net Assets
Caldwell County NC General Obligation	6.000	02/01/2005	A1/A	*	50,000	50,790
Cary NC General Obligation	4.250	03/01/2008	Aaa/AAA	*	400,000	428,300

Durham NC Certificates of Participation	5.100	06/01/2005	Aa1/AA+	*	100,000	107,645
Forsyth County Nc Public Improvement General Obligation S:A	4.500	03/01/2009	Aaa/AAA	*	250,000	270,958
Hickory Nc General Obligation	4.300	05/01/2006	Aa3/AA-	*	80,000	85,395
New Hanover County NC General Obligation	5.300	11/01/2006	Aa2/AA-	*	150,000	166,532
NC State General Obligation	5.000	06/01/2003	Aaa/AAA	*	50,000	50,850
NC State General Obligation Series A	4.750	04/01/2006	Aaa/AAA	*	200,000	217,150
North Carolina State General Obligation Series A	4.750	04/01/2010	Aaa/AAA	*	100,000	108,682
North Carolina State Public Improvement General Obligation	4.500	03/01/2010	Aaa/AAA	*	150,000	161,399
North Carolina State Public School Building General Obligation	4.600	04/01/2010	Aaa/AAA	*	50,000	53,933
North Carolina Public School Building General Obligation	4.600	04/01/2011	Aaa/AAA	*	115,000	123,301
Wake County NC General Obligation Unlimited	4.500	03/01/2009	Aaa/AAA	*	250,000	265,355
Wake County NC General Obligation	4.600	03/01/2011	Aaa/AAA	*	200,000	211,790

						2,302,078
HOSPITAL AND HEALTHCARE REVENUE BONDS
20.11% of Net Assets
Charlotte-Mecklenburg Hospital Authority NC Health Care System	5.400	01/15/2007	Aa3/AA	*	200,000	217,186
Cumberland County NC Hospital Facility Revenue	4.100	10/01/2003	A3/A-	*	175,000	177,415
Cumberland County NC Hospital Facility Revenue	4.500	10/01/2007	A3/A-	*	200,000	214,646
NC Community Health Care Facility Duke Hospital	4.100	06/01/2005	Aa3/AA	*	100,000	104,014
NC Medical Care Community Health Care Facility Duke University	4.500	06/01/2007	Aa3/AA	*	200,000	210,624
North Carolina Medical Care Community Hospital Pitt Memorial	4.400	12/01/2011	Aa3/AA-	*	275,000	290,961
North Carolina Medical Care Community Hospital Gaston Memorial	4.900	02/15/2003	A1/A+	*	150,000	150,660
NC Medical Care Community Hospital Gaston Memorial	5.250	02/15/2007	A1/A+	*	325,000	354,390
North Carolina Medical Care Community Hospital—Southeastern	5.000	06/01/2003	A/A	*	200,000	202,364

						1,922,260
CERTIFICATES OF PARTICIPATION BONDS
10.26% of Net Assets
Cabarrus County NC Certificates of Participation	4.250	04/01/2007	Aa3/AA-	*	55,000	58,719
Charlotte NC Certificates of Participation Series D	5.750	06/01/2006	Aa1/AA+	*	100,000	111,585
Charlotte NC Certificates of Participation Series D	5.750	06/01/2007	Aa1/AA+	*	100,000	113,328

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
North Carolina Municipal Bonds—100% December 31, 2002
Bond Description	Coupon	Maturity Date	Rating#		Par Value	Market Value
Charlotte NC Certificates of Participation Series D	5.750	06/01/2008	Aa1/AA+	*	$100,000	$114,458
Durham County NC Certificates of Participation Series B	4.950	12/01/2005	Aa1/AA+	*	130,000	141,389
Durham NC Certificates of Participation Series B	5.000	06/01/2008	Aa1/AA+	*	100,000	110,269
Durham NC Certificates Of Participation	5.000	04/01/2010	Aa1/AA+	*	300,000	331,206

						980,954
LEASE REVENUE BONDS
3.65% of Net Assets
Greensboro Nc Enterprise System Revenue Combination	4.800	06/01/2012	Aa3/AA-*		75,000	79,971
Raleigh NC Combination Enterprise System Revenue	5.000	03/01/2009	Aa1/AAA	*	150,000	164,622
Winston Salem NC Certificates of Participation Series A	3.950	06/01/2009	Aa1/AA+	*	100,000	104,553

						349,146
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.28% of Net Assets
University Of North Carolina Revenue Refunding Series B	5.000	12/01/2010	Aa1/AA+	*	195,000	217,636

						217,636
MUNICIPAL UTILITY REVENUE BONDS
1.12% of Net Assets
Orange County Water & Sewer Authority Revnue	4.350	07/01/2010	Aa1/AA	*	100,000	106,651

						106,651

Total Investments (cost $9,012,414)(a)—98.40% of Net Assets						$9,405,315

*	Standard and Poor’s Corporation
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$402,423
Unrealized depreciation	(9,522)

Net unrealized appreciation	$392,901

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:
Investments in securities, at value (Cost: $9,012,414)		$9,405,315
Cash		65,340
Receivable from investments sold		15,000
Interest receivable		108,782

Total assets		9,594,437
LIABILITIES:
Payable for:
Distributions	$30,444
Investment advisor	1,803
Transfer agent	1,195
Other fees	2,719

Total liabilities		36,161

NET ASSETS:
Capital		9,193,612
Net accumulated realized losses on investment transactions		(28,237)
Net unrealized appreciation in value of investments		392,901

Net assets at value		$9,558,276

NET ASSET VALUE, offering price and redemption price per share ($9,558,276 / 896,112 shares outstanding)		$10.67

STATEMENT OF OPERATIONS For the year ended December 31, 2002
Net investment income:
Interest income		$196,318

Expenses:
Investment advisory fees		24,923
Transfer agent		7,477
Professional fees		1,355
Trustee fees		515
Other expenses		3,741

Total expenses		38,011
Expenses reimbursed by Investment Advisor		(13,429)

Net investment income		171,736

Realized and unrealized gain on investments
Net realized gain		2,414
Net increase in unrealized appreciation		165,434

Net realized and unrealized gain on investments		167,848

Net increase in net assets resulting from operations		$339,584

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES

STATEMENT OF CHANGES IN NET ASSETS For the year ended June 30, 2002 and the six months ended December 31, 2002	UNAUDITED

	Six Months 12/31/02	One Year 2002
Increase in net assets:
Operations:
Net investment income	$171,736	$246,440
Net realized gain/(loss) on investments	2,414	2,029
Net increase in unrealized appreciation	165,434	149,416

Net increase in net assets resulting from operations	339,584	397,885
Distributions to shareholders from net investment income	(171,736)	(246,440)
Net fund share transactions	130,659	4,233,406

Total increase	298,507	4,384,851
Net assets:
Beginning of year	9,259,769	4,874,918

End of year	$9,558,276	$9,259,769

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	6 months	For the years ended June 30,
	12/31/2002	2002	2001	2000	1999
Net Asset Value, beginning of year	$10.47	$10.25	$9.94	$10.09	$10.24

Income From Investment Operations:
Net investment income	0.18	0.38	0.40	0.39	0.39
Net gain on securities (both realized and unrealized)	0.20	0.22	0.31	(0.15)	(0.15)

Total from investment operations	0.38	0.60	0.71	0.24	0.24
Less Distributions:
Distributions (from net investment income)	(0.18)	(0.38)	(0.40)	(0.39)	(0.39)

Net Asset Value, end of period	$10.67	$10.47	$10.25	$9.94	$10.09

Total return	3.69%	5.99%	7.33%	1.95%	2.35%
Net assets, end of year (in thousands)	$9,558	$9,260	$4,875	$4,246	$3,938
Ratio of expenses to average net assets	0.25%	0.48%	0.48%	0.48%	0.44%
Before expense reimbursement	0.38%	0.79%	0.78%	0.80%	0.78%
Ratio of net investment income to average net assets	1.60%	3.37%	3.63%	3.62%	3.44%
After expense reimbursement	1.74%	3.69%	3.93%	3.94%	3.78%
Portfolio turnover	12.02%	13.65%	7.29%	25.85%	25.54%

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds—100% December 31, 2002	UNAUDITED
Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL BONDS
29.14% of Net Assets
Chattanooga/Hamilton County TN Hospital Revenue Erlanger	5.625	10/01/2018	Aaa/AAA*	$30,000	$31,192
Clarksville TN Water Sewer & Gas Revenue	5.650	02/01/2017	Aaa	200,000	218,970
Franklin TN Industrial Development Board Landings Apartment	5.550	10/01/2008	Aaa/AAA*	50,000	54,633
Franklin TN Industrial Development Board Landings Apartment	5.900	10/01/2016	Aaa/AAA*	800,000	853,728
Giles County TN	4.500	02/01/2018	Aaa/A2*	1,000,000	1,016,770
Greater Tennessee Housing Assistance Refunding	7.250	07/01/2024	Aaa/AAA*	5,000	5,004
Hallsdale-Powell Utility District Knox County TN Water & Sewer	4.500	04/01/2021	Aaa/AAA*	1,000,000	979,200
Hawkins County TN Refunding General Obligation Bond	4.750	05/01/2017	NR/AAA*	200,000	207,782
Jackson TN Hospital Revenue Refunding & Improvement	5.625	04/01/2015	Aaa/AAA*	310,000	331,598
Johnson City TN Health & Educational Revenue	5.000	07/01/2018	NR/AAA*	1,000,000	1,059,660
Kingsport TN Water & Sewer System	4.350	06/01/2017	Aaa/NR	710,000	715,346
Knox County/Chapman TN Utility District Water & Sewer	6.000	01/01/2014	Aaa/AAA*	40,000	42,158
Knox County TN Health Educational & Housing Facilities Baptist Hospital	5.500	04/15/2017	NR/AAA*	1,315,000	1,411,074
Knox County TN Health Educational & Housing Facilities Ft Sanders	6.250	01/01/2013	Aaa/AAA*	10,000	11,931
Knox County TN Health Educational & Housing Facilities Mercy Health	5.875	09/01/2015	Aaa/AAA*	15,000	15,774
Knox County TN Health Educational & Housing Facilities Mercy Health	6.000	09/01/2019	Aaa/AAA*	100,000	104,923
Knox County TN Health Educational & Housing Facilities	5.000	01/01/2022	NR/AAA*	1,000,000	1,020,510
Knox County TN Utility District Water & Sewer	5.625	12/01/2019	Aaa	400,000	437,648
Knoxville TN Development Corp Housing Revenue Morningside	6.100	07/20/2020	AA-	500,000	507,695
Memphis/Shelby County TN Airport Revenue Refunding	5.650	09/01/2015	Aaa/AAA*	55,000	56,982
Metropolitan Nashville & Davidson County TN Adventist System	5.750	11/15/2025	Aaa/AAA*	1,150,000	1,232,041
Metropolitan Nashville & Davidson County TN Stadium Project	5.750	07/01/2014	Aaa/AAA*	100,000	109,518
Metropolitan Nashville & Davidson County TN Stadium Project	5.875	07/01/2021	Aaa/AAA*	350,000	381,465
Metropolitan Nashville & Davidson County TN Water & Sewer	5.000	01/01/2017	Aaa/AAA*	1,000,000	1,053,580
North Anderson TN Utility District Waterworks Revenue	5.600	01/01/2015	Aaa/AAA*	100,000	107,016
Oak Ridge TN Industrial Development Board Refunding Revenue	5.250	08/20/2018	Aaa/NR	265,000	274,384
Sevier County TN Public Buildings Auth Solid Waste Facility	5.600	09/01/2015	Aaa/AAA*	100,000	106,413
Shelby County TN Health Educational & Housing Heritage Place	6.900	07/01/2014	Aaa/AAA*	150,000	158,802
Shelby County TN Health Educational & Housing Methodist	5.300	08/01/2015	Aaa/AAA*	680,000	733,951
Shelby County TN Health Educational & Housing Methodist	5.375	04/01/2013	Aaa/AAA*	690,000	755,522
Shelby County TN Health Educational & Housing Methodist	5.000	04/01/2018	Aaa/AAA*	500,000	522,895
Shelby County TN Health Educational & Housing Windsor Apts	6.750	10/01/2017	NR/AA*	355,000	355,586
Sullivan County TN Health Educational & Housing Holston	5.750	02/15/2013	Aaa/AAA*	130,000	133,172
TN Housing Development Agency Homeownership Program	5.900	07/01/2017	Aaa/AAA*	35,000	35,894
TN Housing Development Agency Mortgage Finance Program	5.900	07/01/2018	Aaa/AAA*	85,000	87,146
TN Housing Development Agency Mortgage Finance Program	5.850	07/01/2013	Aaa/AAA*	90,000	92,350
TN Housing Development Agency Mortgage Finance Program	6.200	07/01/2018	Aaa/AAA*	695,000	731,696

					15,954,010
STATE AND LOCAL MORTGAGE REVENUE BONDS
19.79% of Net Assets
Hamilton County TN Multifamily Housing Revenue	6.700	03/01/2021	NR/A*	450,000	469,508
Knoxville TN Development Corp Housing Revenue Clinton Tower	6.600	10/15/2007	NR/BB*	350,000	350,420
Knoxville TN Development Corp Housing Revenue Clinton Tower	6.650	10/15/2010	NR/BB*	285,000	278,217
Memphis TN Health Education & Housing Board Riverdale Plaza	6.350	07/20/2028	NR/AAA*	285,000	293,712
Memphis TN Health Education & Housing Board River Trace II	6.250	10/01/2013	Aaa	50,000	52,568
Metropolitan Nashville & Davidson County TN Hermitage Apts	5.900	02/01/2019	A*	645,000	658,777
Murfreesboro TN Housing Authority Westbrooks Towers Project	5.875	01/15/2010	NR/A*	310,000	316,355
Shelby County TN Health Educational & Housing Cameron Kirby	5.900	07/01/2018	NR/A*	3,800,000	3,871,744
Shelby County TN Health Educational & Housing Cameron Kirby	6.000	07/01/2028	NR/A*	500,000	500,795
Shelby County TN Health Educational & Housing Harbour Apts	6.000	04/15/2018	A*	125,000	126,620
Shelby County TN Health Educational & Housing Harbour Apts	6.000	04/15/2024	A*	50,000	50,691
Shelby County TN Health Educational & Housing Harbour Apts	5.750	04/15/2011	A*	100,000	102,069
TN Housing Development Agency Homeownership Program	6.700	07/01/2012	Aa2/AA*	85,000	86,699
TN Housing Development Agency Homeownership Program	5.850	01/01/2011	Aa2/AA*	200,000	213,622
TN Housing Development Agency Homeownership Program	5.500	07/01/2020	Aa2/AA*	1,655,000	1,732,537
TN Housing Development Agency Mortgage Finance Program	5.700	01/01/2008	AA	100,000	102,854
TN Housing Development Agency Mortgage Finance Program	5.850	07/01/2013	A1/A+*	120,000	123,295
TN Housing Development Agency Mortgage Finance Program	5.900	07/01/2018	A1/A+*	710,000	728,212
TN Housing Development Agency Series 2001—3B	5.250	01/01/2020	Aa2/AA*	750,000	778,095

HOSPITAL AND HEALTHCARE REVENUE BONDS

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds—100% December 31, 2002	UNAUDITED
Bond Description	Coupon	Maturity Date	Rating#		Par Value	Market Value
14.14% of Net Assets
Chattanooga TN Health Educational & Housing Revenue	5.000	12/01/2018	Aa3/AA-*		1,000,000	1,015,430
Knox County TN Health Educational & Housing Facilities University	5.750	04/01/2019	Baa1/NR		1,000,000	1,001,190
Metropolitan Nashville & Davidson County TN Adventist System	6.250	11/15/2015	A3/A-	*	1,100,000	1,178,892
Metropolitan Nashville & Davidson County TN Modal	5.500	05/01/2023	NR/AA	*	1,635,000	1,718,990
Metropolitan Nashville & Davidson County TN Open Arms	5.100	08/01/2016	NR/AA	*	1,000,000	1,043,330
Metropolitan Nashville & Davidson County TN Open Arms	5.100	08/01/2019	NR/AA	*	1,660,000	1,704,505
Sumner County TN Health Educational & Housing Sumner Health	7.500	11/01/2014	A-		75,000	80,859

						7,743,196
MUNICIPAL UTILITY REVENUE BONDS
10.78% of Net Assets
Chattanooga TN Electric System Revenue	5.250	09/01/2021	NR/AA	*	$1,500,000	$1,581,105
Clarksville TN Water Sewer & Gas Revenue	5.250	02/01/2018	Aaa/NR		1,000,000	1,061,690
Knoxville TN Gas System Revenue Bond Series J	5.000	03/01/2017	Aa3/AA	*	700,000	739,186
Knoxville TN Waste Water System Revenue	5.100	04/01/2018	Aa3/AA	*	435,000	455,541
Metropolitan Nashville & Davidson County TN Electric System	5.125	05/15/2016	Aa3/AA	*	700,000	748,664
Metropolitan Nashville & Davidson County TN Electric System	5.125	05/15/2021	Aa/AA	*	1,085,000	1,133,348
Metropolitan Nashville & Davidson County TN Water & Sewer	5.500	01/01/2016	Aa3/A+	*	185,000	185,640

						5,905,173
GENERAL OBLIGATION BONDS
7.69% of Net Assets
Collierville TN General Obligation Improvement	5.900	05/01/2012	Aa2		30,000	31,946
Franklin TN School District Limited Tax Refunding Bond	4.625	06/01/2018	Aa2		1,000,000	1,029,950
Johnson City TN General Obligation	5.500	05/01/2020	Aaa/AAA	*	300,000	318,948
Memphis TN General Obligation Bond	5.250	04/01/2016	Aa2/AA	*	610,000	656,708
Metropolitan Nashville & Davidson County TN General Obligation	5.125	11/15/2019	Aa2/AA	*	500,000	525,545
Metropolitan Nashville & Davidson County TN General Obligation	5.875	05/15/2026	Aa/AA	*	100,000	108,511
Shelby County TN General Obligation	5.625	04/01/2014	Aa3/AA+	*	60,000	64,835
Williamson County TN Refunding General Obligation Bond	5.000	03/01/2020	Aa1/NR		645,000	680,327
Wilson County TN General Obligation Refunding	5.100	05/01/2016	AAA/NR		745,000	791,689

						4,208,458
PREREFUNDED BONDS
5.77% of Net Assets
Franklin TN Industrial Development Board Sussex Downs LTD	6.250	06/01/2007	NR		30,000	32,947
Jackson TN Water & Sewer Revenue	7.200	07/01/2012	Aaa/AAA	*	10,000	11,912
Knoxville TN Gas System Revenue	5.400	03/01/2015	Aa3/AA	*	100,000	105,715
Marion County TN General Obligation	6.000	04/01/2018	Aaa/NR		950,000	1,114,227
Metropolitan Nashville & Davidson County TN General Obligation	5.625	05/15/2017	Aa/AA	*	250,000	259,300
Metropolitan Nashville & Davidson County TN Water & Sewer	6.500	12/01/2014	Aaa/AAA	*	60,000	74,170
Milan TN Special School District	6.750	04/01/2013	Aaa/AAA	*	60,000	65,252
Shelby County TN General Obligation	5.625	04/01/2014	NR/AA+	*	20,000	21,978
Shelby County TN School Building Revenue Series A	5.800	04/01/2019	Aa/AA+	*	100,000	103,157
TN Local Development Auth Cmnty Provider Pooled Loan Program	6.250	10/01/2009	NR/A-	*	30,000	33,080
TN Local Development Auth Cmnty Provider Pooled Loan Program	6.450	10/01/2014	NR/A-	*	40,000	44,304
Williamson County TN Rural School Building Revenue	5.800	03/01/2012	Aa/NR		100,000	102,787
Williamson County TN General Obligation	5.375	03/01/2019	Aa1/NR		1,000,000	1,143,080
Williamson County TN General Obligation	5.600	09/01/2010	Aa		45,000	49,091

						3,161,000
ESCROWED TO MATURITY BONDS
4.20% of Net Assets
Johnson City TN Health & Educational Facilities	5.125	07/01/2025	AAA		2,000,000	2,083,600
Metropolitan Nashville & Davidson County TN Dandridge Tower	6.375	01/01/2011	A*		200,000	218,762

						2,302,362
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
3.23% of Net Assets
Metropolitan Nashville & Davidson County TN Belmont University	6.300	12/01/2014	Baa3		10,000	10,590
Metropolitan Nashville & Davidson County TN McKendree	5.125	01/01/2020	NR/AA*		1,700,000	1,757,086

						1,767,676
INDUSTRIAL REVENUE AND POLLUTION CONTROL REVENUE BONDS
.97% of Net Assets
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2010	AAA*		20,000	25,156
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2009	AAA*		25,000	30,722

The accompanying notes are an intregral part of the financial statements

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE INCOME SERIES SCHEDULE OF PORTFOLIO INVESTMENTS Tennessee Municipal Bonds—100% December 31, 2002	UNAUDITED
Bond Description	Coupon	Maturity Date	Rating#		Par Value	Market Value
Chattanooga TN Industrial Development Board F L Haney Co	7.200	08/15/2009	AAA	*	25,000	31,093
Chattanooga TN Industrial Development Board F L Haney Co	7.200	02/15/2010	AAA	*	100,000	124,641
Cookeville TN Industrial Development Board General Hospital	5.625	10/01/2016	NR/A	*	200,000	215,374
Maury County TN Pollution Control Revenue Saturn Corporation Project	6.500	09/01/2024	A3/BBB+	*	100,000	104,187

						531,172
LEASE REVENUE BONDS
.86% of Net Assets
Memphis/Shelby County TN Special Facilities Revenue FedEx	5.050	09/01/2012	Baa/BBB	*	250,000	268,163
TN Local Development Authority Student Loan Program	5.750	03/01/2011	AA/AA-	*	200,000	205,276

						473,439

Total Investments (cost $50,573,172)(a)—96.57% of Net Assets						$52,883,274

*	Standard and Poor’s Corporation
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$2,408,166
Unrealized depreciation	(98,065)

Net unrealized appreciation	$2,310,101

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE INCOME SERIES

UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:
Investments in securities, at value (Cost: $50,573,172)		$52,883,274
Cash		1,132,376
Receivable for investments sold		375,000
Interest receivable		936,902
Broker receivable		609

Total assets		55,328,161
LIABILITIES:
Payable for:
Distributions	$540,350
Management fee	23,008
Transfer agent	6,032
Other fees	245

Total liabilities		569,635

NET ASSETS:
Net assets consist of:
Capital		$53,335,636
Net accumulated realized losses on investment transactions		(887,211)
Net unrealized appreciation in value of investments		2,310,101

Net assets at value		$54,758,526

NET ASSET VALUE, offering price and redemption price per share ($54,758,526/4,931,278 shares outstanding)		$11.10

STATEMENT OF OPERATIONS

For the six months ended December 31, 2002

Net investment income:
Interest income	$1,331,302

Expenses:
Investment advisory fees	131,226
Transfer agent	34,519
Professional fees	3,373
Trustee fees	2,684
Other expenses	2,394

Total expenses	174,196
Expenses reimbursed by Investment Advisor	(8,384)

Net investment income	1,165,490

Realized and unrealized gain on investments
Net realized gain	3,383
Net increase in unrealized appreciation	1,330,357

Net realized and unrealized gain on investments	1,333,740

Net increase in net assets resulting from operations	$2,499,230

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE INCOME SERIES

UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended June 30, 2002 and the six months ended December 31, 2002

	Six Months 12/31/02	One Year 2002
Increase in net assets:
Operations:
Net investment income	$1,165,490	$2,236,740
Net realized gain on investments	3,383	143,434
Net increase in unrealized appreciation	1,330,357	243,343

Net increase in net assets resulting from operations	2,499,230	2,623,517
Distributions to shareholders from:
Net investment income	(1,165,490)	(2,236,740)
Net fund share transactions	4,897,568	3,105,488

Total increase	6,231,308	3,492,265
Net assets:
Beginning of year	48,527,218	45,034,953

End of period	$54,758,526	$48,527,218

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months 12/31/2002	For the years ended June 30,
		2002	2001	2000	1999
Net asset value, beginning of year	$10.82	$10.72	$10.32	$10.77	$10.97

Income from investment operations:
Net investment income	0.28	0.52	0.52	0.53	0.54
Net gains/(losses) on securities,
both realized and unrealized	0.28	0.10	0.40	(0.45)	(0.19)

Total from investment operations	0.56	0.62	0.92	0.08	0.35
Less distributions:
Distributions from capital gains	0.00	0.00	0.00	(0.01)	(0.01)
Distributions from net investment income	(0.28)	(0.52)	(0.52)	(0.53)	(0.54)

Net asset value, end of period	$11.10	$10.82	$10.72	$10.32	$10.77

Total return	5.78%	5.85%	9.08%	0.84%	3.03%
Net assets, end of period (in thousands)	$54,759	$48,527	$45,035	$40,524	$46,086
Ratio of expenses to average net assets	0.32%	0.54%	0.54%	0.54%	0.48%
Before expense reimbursement	0.34%	0.70%	0.69%	0.67%	0.69%
Ratio of net investment income to average net assets	2.24%	4.62%	4.75%	4.97%	4.50%
After expense reimbursement	2.22%	4.77%	4.90%	5.09%	4.71%
Portfolio turnover	2.72%	11.85%	22.31%	8.80%	14.76%

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds—100%
December 31, 2002

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
INSURED MUNICIPAL REVENUE BONDS
58.01% of Net Assets
Chattanooga-Hamilton County TN Hospital Authority Erlanger	5.625	10/01/2009	Aaa/AAA*	$715,000	$823,215
Chattanooga-Hamilton County TN Hospital Authority Erlanger	4.250	10/01/2006	Aaa/AAA*	50,000	53,520
Dickson Tn Electric System Revenue	3.500	09/01/2008	Aaa/AAA*	300,000	308,385
Gatlinburg TN General Obligation	5.000	05/01/2008	Aaa/AAA*	100,000	110,146
Hardeman County TN Corrctional Facility Revenue	7.000	08/01/2005	A/A*	240,000	266,465
Hawkins County TN General Obligation	4.500	05/01/2008	Aaa/AAA*	315,000	341,510
Johnson City TN General Obligation	5.250	06/01/2008	Aaa/AAA*	125,000	140,356
Knox County TN Health Education & Housing Facilities Board	5.500	04/15/2011	Baa/AAA*	300,000	328,722
Knox County TN Health Education & Housing Baptist Health System	5.000	04/15/2006	Aaa/AAA*	100,000	108,568
Knox County Utility District Water & Sewer Revenue	5.250	12/01/2006	Aaa/AAA*	220,000	232,650
Marshall County TN General Obligation	4.450	12/01/2010	Aaa/AAA*	270,000	292,529
Memphis-Shelby County TN Sports Arena Project Series A	3.800	11/01/2008	Aaa/AAA*	250,000	263,498
Memphis-Shelby County TN Sports Authority Memphis Arena	5.000	11/01/2008	Aaa/AAA*	150,000	167,726
Metropolitan Government of Nashville & Davidson County Housing	5.500	01/01/2007	Aaa/AAA*	400,000	429,156
Metropolitan Nashville & Davidson Counties TN Stadium Project	5.000	07/01/2003	Aaa/AAA*	110,000	112,149
Montgomery County TN General Obligation	5.250	05/01/2007	Aaa/NR	400,000	444,200
Municipal Energy Acquisition Corporation TN Gas Revenue	4.125	03/01/2008	Aaa/AAA*	250,000	264,340
Municipal Energy Acquisition Gas Corporation Revenue	4.125	03/01/2009	Aaa/AAA*	200,000	210,844
Oak Ridge TN General Obligation Unlimited	4.500	04/01/2007	Aaa/AAA*	220,000	237,721
Shelby County TN Methodist Hospital Healthcare Revenue	5.500	04/01/2008	Aaa/AAA*	250,000	280,783
Shelby County TN Health Education & Housing Facility Rhodes	4.500	08/01/2008	Aaa/AAA*	100,000	108,620
Shelby County TN Health Education & Housing Facility Rhodes	4.500	08/01/2009	Aaa/AAA*	100,000	108,288
Shelby County TN Health Education & Housing Facility Rhodes	4.350	08/01/2006	Aaa/AAA*	100,000	106,904
Tennergy Corporation TN Gas Revenue	5.000	06/01/2008	Aaa/AAA*	500,000	550,950
Tennergy Corporation TN Gas Revenue	5.000	06/01/2009	Aaa/AAA*	150,000	165,455
TN Energy Acquisition Corporation Gas Revenue	4.400	09/01/2006	Aaa/AAA*	100,000	107,195
TN Energy Acquisition Corporation Gas Revenue Series A	5.000	09/01/2007	Aaa/AAA*	210,000	231,326
TN Energy Acquisition Corporation Gas Revenue	5.000	09/01/2007	Aaa/AAA*	300,000	330,465
TN Energy Acquisition Corporation Gas Revenue Ser:B	4.500	09/01/2008	Aaa/AAA*	295,000	318,689
TN State General Obligation Series A	5.250	02/01/2008	Aaa/AAA*	140,000	155,582

					7,599,954
GENERAL OBLIGATION BONDS
17.61% of Net Assets
Hamilton County TN General Obligation Series A	4.550	08/01/2009	Aa1/NR	100,000	107,818
Knox County TN Public Improvement General Obligation	5.100	05/01/2008	Aa2/AA*	90,000	100,139
Memphins TN General Obligation Capital Outlay Notes	5.375	06/01/2003	Aa2/AA*	350,000	356,080
Metropolitan Government Nashville & Davidson County TN GO	4.250	11/15/2007	Aa2/AA*	100,000	107,740
Metropolitan Government Nashville & Davidson County TN	5.125	11/15/2013	Aa2/AA*	300,000	331,470
Rutherford County TN General Obligation	5.000	04/01/2009	Aa2/AA*	250,000	278,440
Rutherford County TN Public Improvement General Obligation	4.250	04/01/2009	Aa2/AA*	200,000	213,790
Shelby County Tn Public Improvement General Obligation	5.625	06/01/2004	Aa3/AA+*	250,000	264,288
Shelby County TN Public Improvement General Obligation S:A	5.500	04/01/2009	Aa3/AA+*	100,000	114,085
Tennessee State General Obligation Series B	5.000	05/01/2009	Aa2/AA*	300,000	332,535
TN State General Obligation	5.000	03/01/2003	Aa2/AA*	100,000	100,649

					2,307,033
HOSPITAL AND HEALTHCARE REVENUE BONDS
7.49% of Net Assets
Chattanooga TN Catholic Health Initiatives Series A	5.500	12/01/2006	Aa2/AA*	700,000	769,629
Knox County TN Hospital Facility Revenue Catholic Healthcare	4.500	10/01/2011	A1/AA-*	100,000	108,103
Metropolitan Government Nashville & Davidson Counties TN	4.300	08/01/2004	NR/AA*	100,000	103,772

					981,504
LEASE REVENUE BONDS
4.10% of Net Assets
Memphis-Shelby County Airport Special Facilities-Federal Ex	5.000	09/01/2009	Baa2BBB*	250,000	264,938
Memphis-Shelby County TN Sports Authority Arena Project	4.000	11/01/2006	Aa3/AA-*	255,000	271,585

					536,523
UNIVERSITY CONSOLIDATED EDUCATION AND BUILDING REVENUE BONDS
2.97% of Net Assets
Metropolitan Government Of Nashville & Davidson County Vanderbuilt	5.750	01/01/2008	Aa3/AA*	250,000	284,188

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Tennessee Municipal Bonds—100%
December 31, 2002

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
Tennessee State School Board Authority Higher Education Facilities	4.800	05/01/2014	Aa2/AA8	$100,000	$105,275

					389,463
STATE AND LOCAL MORTGAGE REVENUE BONDS
2.73% of Net Assets
Shelby County TN Multi-Family Housing Memphis Series A	5.000	01/01/2009	NR	240,000	156,000
TN Housing Development Mortgage Agency Series A	5.500	01/01/2005	A1/AA*	195,000	201,351

					357,351
PREREFUNDED BONDS
2.56% of Net Assets
Lenoir City TN Electric System Refunding & Improvement	4.800	06/01/2011	Aaa/NR	100,000	110,726
Unicoi County TN General Obligation Unlimited	5.400	04/01/2010	Aaa/AAA*	200,000	224,156

					334,882
MUNICIPAL UTILITY REVENUE BONDS
2.23% of Net Assets
Knoxville Tn Gas Revenue System Series J	4.750	03/01/2010	Aa3/AA*	170,000	186,407
Memphis TN Electric System Revenue Refunding Jr Lien	4.000	12/01/2009	Aa3/AA*	100,000	106,266

					292,673
ESCROWED TO MATURITY BONDS
.57% of Net Assets
Metro Government Nashville/Davidson County TN Meharry Medical	7.875	12/01/2004	AAA/NR	70,000	74,425

					74,425

Total Investments (cost $12,398,400)(a)—98.23% of Net Assets					$12,873,807

*	Standard and Poor’s Corporation
All other ratings by Moody’s Investors Service, Inc.
NR	Not Rated
#	Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$546,501
Unrealized depreciation	(71,094)

Net unrealized appreciation	$475,407

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
		UNAUDITED
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2002

ASSETS:
Investments in securities, at value (Cost: $12,398,400)		$12,873,807
Cash		33,117
Bonds sold receivable		100,000
Interest receivable		141,528

Total assets		13,148,452
LIABILITIES:
Payable for:
Distributions	$40,421
Investment advisor	2,993
Transfer agent	1,669
Other fees	1,558

Total liabilities		46,641

NET ASSETS:
Capital		12,679,965
Net accumulated realized losses on investment transactions		(53,561)
Net unrealized appreciation in value of investments		475,407

Net assets at value		$13,101,811

NET ASSET VALUE, offering price and redemption price per share ($13,101,811 / 1,216,913 shares outstanding)		$10.77

STATEMENT OF OPERATIONS
For the six months ended December 31, 2002
Net investment income:
Interest income	$261,053

Expenses:
Investment advisory fees	34,330
Transfer agent	10,299
Professional fees	1,560
Trustee fees	696
Other expenses	3,287

Total expenses	50,172
Expenses reimbursed by Investment Advisor	(16,297)

Net investment income	227,178

Realized and unrealized gain on investments
Net realized gain	7,935
Net increase in unrealized appreciation	305,454

Net realized and unrealized gain on investments	313,389

Net increase in net assets resulting from operations	$540,567

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES
		UNAUDITED
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended June 30, 2002 and the six months ended December 31, 2002
	Six Months	One Year
	12/31/02	2002
Increase in net assets:
Operations:
Net investment income	$227,178	$296,701
Net realized gain on investments	7,935	2,877
Net increase/(decrease) in unrealized appreciation	305,454	105,607

Net increase in net assets resulting from operations	540,567	405,185
Dividends to shareholders from net investment income	(227,178)	(296,701)
Net fund share transactions	1,422,664	4,041,023

Total increase	1,736,053	4,149,507
Net assets:
Beginning of year	11,365,758	7,216,251

End of year	$13,101,811	$11,365,758

FINANCIAL HIGHLIGHTS
Selected data for a share outstanding
	6 months	For the years ended June 30,
	12/31/2002	2002	2001	2000	1999
Net Asset Value, beginning of year	$10.50	$10.35	$10.18	$10.33	$10.44

Income From Investment Operations:
Net investment income	0.18	0.40	0.42	0.41	0.39
Net gain/(loss) on securities (both realized and unrealized)	0.27	0.15	0.17	(0.15)	(0.11)

Total from investment operations	0.45	0.55	0.59	0.26	0.28
Less Distributions:
Distributions (from net investment income)	(0.18)	(0.40)	(0.42)	(0.41)	(0.39)

Net Asset Value, end of period	$10.77	$10.50	$10.35	$10.18	$10.33

Total return	4.29%	5.42%	5.85%	2.53%	2.67%
Net assets, end of period (in thousands)	$13,102	$11,366	$7,216	$6,415	$5,819
Ratio of expenses to average net assets	0.25%	0.41%	0.59%	0.60%	0.56%
Before expense reimbursement	0.37%	0.76%	0.76%	0.78%	0.73%
Ratio of net investment income to average net assets	1.55%	3.49%	3.86%	3.78%	3.52%
After expense reimbursement	1.67%	3.84%	4.03%	3.96%	3.69%
Portfolio turnover	15.90%	22.10%	48.90%	28.67%	81.81%

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—INTERMEDIATE GOVERNMENT BOND SERIES	UNAUDITED
SCHEDULE OF PORTFOLIO INVESTMENTS
Government Securities and Agencies—100%
December 31, 2002

Bond Description	Coupon	Maturity Date	Rating#	Par Value	Market Value
FEDERAL HOME LOAN BANK
63.89% of Net Assets
Medium Term Note	7.000	08/15/2014	Aaa/AAA*	$500,000	$605,389
Medium Term Note	7.560	09/01/2004	Aaa/AAA*	150,000	164,836
Medium Term Note	8.170	12/16/2004	Aaa/AAA*	2,000,000	2,247,835
Medium Term Note	5.700	10/24/2011	Aaa/AAA*	600,000	618,608
Medium Term Note	6.400	02/13/2012	Aaa/AAA*	1,000,000	1,005,311
Medium Term Note	6.050	03/12/2012	Aaa/AAA*	1,400,000	1,466,788
Medium Term Note	6.000	09/18/2017	Aaa/AAA*	3,100,000	3,123,701
Medium Term Note	5.875	09/19/2017	Aaa/AAA*	1,175,000	1,195,293

					10,427,762
FEDERAL FARM CREDIT
12.07% of Net Assets
Medium Term Note	5.450	09/05/2012	Aaa/AAA*	1,930,000	1,969,679

					1,969,679
FEDERAL HOME LOAN MORTGAGE
9.26% of Net Assets
Medium Term Note	4.875	03/15/2007	Aaa/AAA*	1,400,000	1,511,657

					1,511,657
STUDENT LOAN MARKETING ASSOCIATION
7.50% of Net Assets
Medium Term Note	7.300	08/01/2012	Aaa/AAA*	1,000,000	1,224,445

					1,224,445
FEDERAL NATIONAL MORTGAGE ASSOCIATION
4.39% of Net Assets
Medium Term Note	5.640	12/10/2008	Aaa/AAA*	300,000	303,467
Medium Term Note	5.750	11/07/2017	Aaa/AAA*	400,000	413,725

					717,192
CASH EQUIVALENTS
1.88% of Net Assets
US Bank U.S. Treasury Money Market Fund				306,462	306,462

					306,462

Total Investments (cost $15,264,278)(a)—98.99% of Net Assets					$16,157,196

* Standard and Poor’s Corporation

All other ratings by Moody’s Investors Service, Inc.

NR Not Rated

# Bond ratings are unaudited.

(a)	Represents cost for financial reporting and federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

Unrealized appreciation	$892,918
Unrealized depreciation	—

Net unrealized appreciation	$892,918

The accompanying notes are part of the financial statements.

DUPREE MUTUAL FUNDS—INTERMEDIATE GOVERNMENT BOND SERIES

UNAUDITED

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

ASSETS:
Investments in securities, at value (Cost: $15,264,278)		$16,157,197
Interest receivable		246,274
Pre-paid expenses		3,032

Total assets		16,406,503
LIABILITIES:
Payable for:
Distributions	$79,106
Management fee	2,746
Transfer agent	2,060

Total liabilities		83,912

NET ASSETS:
Net assets consist of:
Capital		16,432,162
Net accumulated realized losses on investment transactions		(1,002,491)
Net unrealized appreciation in value of investments		892,920

Net assets at value		$16,322,591

NET ASSET VALUE, offering price and redemption price per share ($16,622,591 / 1,584,826 shares outstanding)		$10.30

STATEMENT OF OPERATIONS

For the six months ended December 31, 2002

Net investment income:
Interest income	$429,347

Expenses:
Investment advisory fees	15,000
Transfer agent	11,250
Professional fees	1,129
Trustee fees	754
Other expenses	5,575

Total expenses	33,708

Net investment income	395,639

Realized and unrealized gain on investments
Net realized gain	20,158
Net increase in unrealized appreciation	328,186

Net realized and unrealized gain on investments	348,344

Net increase in net assets resulting from operations	$743,983

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS—INTERMEDIATE GOVERNMENT BOND SERIES

UNAUDITED

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended June 30, 2002 and the six months ended December 31, 2002

	Six Months 12/31/02	One Year 2002
Increase in net assets:
Operations:
Net investment income	$395,639	$703,402
Net realized gain/(loss) on investments	20,158	(13,948)
Net increase in unrealized appreciation	328,186	297,636

Net increase in net assets resulting from operations	743,983	987,090
Distributions to shareholders	(395,639)	(703,402)
Net fund share transactions	2,562,603	2,071,240
Total increase	2,910,947	2,354,928

Net assets:
Beginning of year	13,411,645	11,056,717

End of period	$16,322,592	$13,411,645

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding:

	Six months 12/31/02	For the years ended June 30,
		2002	2001	2000	1999
Net asset value, beginning of year	$10.07	$9.83	$9.43	$9.73	$10.14

Income from investment operations:
Net investment income	0.30	0.58	0.64	0.65	0.64
Net gains/(losses) on securities, both realized and unrealized	0.23	0.24	0.40	(0.30)	(0.41)

Total from investment operations	0.53	0.82	1.04	0.35	0.23
Less distributions:
Distributions from net investment income	(0.30)	(0.58)	(0.64)	(0.65)	(0.64)

Net asset value, end of period	$10.30	$10.07	$9.83	$9.43	$9.73

Total return	5.03%	8.54%	11.29%	3.76%	2.21%
Net assets, end of period (in thousands)	$16,322	$13,412	$11,057	$10,167	$10,778
Ratio of expenses to average net assets	0.23%	0.48%	0.42%	0.41%	0.49%
Ratio of net investment income to average net assets	2.67%	5.81%	6.56%	6.83%	6.32%
Portfolio turnover	29.40%	75.15%	24.94%	33.35%	24.04%

The accompanying notes are an integral part of the financial statements.

DUPREE MUTUAL FUNDS NOTES TO FINANCIAL STATEMENTS December 31, 2002	UNAUDITED

1.	Significant Accounting Policies

Dupree Mutual Funds is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end investment company. The Declaration of Trust of Dupree Mutual Funds (the “Trust”) permits the Trustees to create an unlimited number of series of investment portfolios (each a “Fund” and collectively the “Funds”) and with respect to each series to issue an unlimited number of full or fractional shares of a single class. The Trust currently offers nine series:

the Alabama Tax-Free Income Series, a non-diversified portfolio,

the Kentucky Tax-Free Income Series, a diversified portfolio,

the Kentucky Tax-Free Short-to-Medium Series, a non-diversified portfolio,

the Mississippi Tax-Free Income Series, a non-diversified portfolio,

the North Carolina Tax-Free Income Series, a non-diversified portfolio,

the North Carolina Tax-Free Short-to-Medium Series, a non-diversified portfolio,

the Tennessee Tax-Free Income Series, a diversified portfolio,

the Tennessee Tax-Free Short-to-Medium Series, a non-diversified portfolio, and the Intermediate Government Bond Series, a non-diversified portfolio.

The investment strategy of the eight state tax-free funds is to maintain 100% of their investments in Alabama, Kentucky, Mississippi, North Carolina or Tennessee municipal securities.

The Intermediate Government Bond Series’ investment strategy is to invest only in obligations of the U.S. Treasury and Agencies of the U.S. Government. The Intermediate Government Bond Series will buy bonds and notes that will maintain an average maturity of no more than ten years.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

A.	Security Valuation

Securities are valued by using market quotation or obtained from yield data relating to instruments or securities with similar characteristics as determined in good faith under the direction of the Funds’ Board of Trustees.

B.	Security Transactions

Security transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

C.	Security Income

Interest income, which includes the amortization of premiums and the accretion of original issue discounts for financial and tax reporting purposes, is recorded on the accrual basis.

DUPREE MUTUAL FUNDS NOTES TO FINANCIAL STATEMENTS December 31, 2002	UNAUDITED

1.	Significant Accounting Policies, continued:

D.	Federal Income Taxes

Each of the Funds is a separate entity for federal income tax purposes. It is each Fund’s policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code (the “code”) applicable to regulated investment companies, including the distribution of all taxable income to their shareholders. The Funds have met the requirements of the code applicable to regulated investment companies for the year ended June 30, 2002. Therefore, no federal income tax provision is required.

E.	Distributions

All of the net investment income of the Funds is declared as a dividend to shareholders of record as of the close of business each day. Distributions to be paid are payable in cash or in additional shares at the net asset value on the payable date. Distributions are payable:

Monthly for:	the Kentucky Tax-Free Short-to-Medium Series, and
the North Carolina Tax-Free Short-to-Medium Series, and
the Tennessee Tax-Free Short-to-Medium Series, and
the Intermediate Government Bond Series, and
Quarterly for:	the Alabama Tax-Free Income Series, and
the Kentucky Tax-Free Income Series, and
the Mississippi Tax-Free Income Series, and
the North Carolina Tax-Free Income Series, and
the Tennessee Tax-Free Income Series

Timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax basis differences relating to shareholder distributions have been reclassified to capital.

F.	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

G.	Income Recognition

In November 2000 the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the Guide). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The adoption of the Guide did not have a material impact on the funds.

2.	Investment Advisory Fee and Other Transactions with Affiliates

The Trustees of the Trust consist of seven individuals, five of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940. Two of the Trust’s trustees are “interested persons” of the Trust’s Investment Advisor and of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their officership, directorship and/or employment with Dupree & Company, Inc.

The Funds have a contractual agreement with U.S. Bank whereby the bank will provide certain custodial services for $1.00 per year.

DUPREE MUTUAL FUNDS NOTES TO FINANCIAL STATEMENTS December 31, 2002	UNAUDITED

2.	Investment Advisory Fee and Other Transactions with Affiliates, continued:

Subject to the direction of the Trustees, Dupree & Company, Inc. is responsible for the management of the Funds’ portfolios. The compensation paid to Dupree & Company, Inc. pursuant to the Investment Advisory Agreements is a percentage of the daily net assets of each series (determined separately) as follows:

Range of Net Assets		$100,000,001-	$150,000,0001-
	$0-$100,000,000	$150,000,000	$500,000,000	$500,000,001+
Alabama Tax-Free Income Series	.50 of 1%	.45 of 1%	.40 of 1%	.35 of 1%
Kentucky Tax-Free Income Series	.50 of 1%	.45 of 1%	.40 of 1%	.35 of 1%
Kentucky Tax-Free Short-to-Medium Series	.50 of 1%	.45 of 1%	.40 of 1%	.35 of 1%
Mississippi Tax-Free Income Series	.50 of 1%	.45 of 1%	.40 of 1%	.35 of 1%
North Carolina Tax-Free Income Series	.50 of 1%	.45 of 1%	.40 of 1%	.35 of 1%
North Carolina Tax-Free Short-to-Medium Series	.50 of 1%	.45 of 1%	.40 of 1%	.35 of 1%
Tennessee Tax-Free Income Series	.50 of 1%	.45 of 1%	.40 of 1%	.35 of 1%
Tennessee Tax-Free Short-to-Medium Series	.50 of 1%	.45 of 1%	.40 of 1%	.35 of 1%
Intermediate Government Bond Series	.20 of 1%	.20 of 1%	.20 of 1%	.20 of 1%

However, the advisor may voluntarily waive or refund investment advisory fees payable to it under the Investment Advisory Agreement with each Fund, and assume and pay other operating expenses.

For the period ended December 31, 2002 investment advisory fees for:

the Alabama Tax-Free Income Series totaled $8,961; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $9,542 in accordance with the investment advisory agreement, the Mississippi Tax-Free Income Series totaled $5,479; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $6,281 in accordance with the investment advisory agreement, the North Carolina Tax-Free Income Series totaled $87,122; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $7,767 in accordance with the investment advisory agreement, the North Carolina Tax-Free Short-to-Medium Series totaled $24,923; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $13,429 in accordance with the investment advisory agreement, the Tennessee Tax-Free Income Series totaled $131,226; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $8,384 in accordance with the investment advisory agreement, the Tennessee Tax-Free Short-to-Medium Series totaled $34,330; however, Dupree & Company, Inc. voluntarily refunded fees and reimbursed expenses totaling $16,297 in accordance with the investment advisory agreement, and

In addition, each Fund has entered into a shareholder service agreement with Dupree & Company, Inc., the Funds’ Transfer Agent. The agreement provides for a fee computed on the average daily net asset value at the annual rate of .15% on the first $20,000,000 of average net assets and .12% of all amounts in excess of $20,000,000 of average net assets.

DUPREE MUTUAL FUNDS NOTES TO FINANCIAL STATEMENTS December 31, 2002	UNAUDITED

3.	Purchases and Sales of Securities

During the period, the cost of purchases and the proceeds from sales of securities for each Series were as follows:

	Purchases	Sales/Calls
Alabama Tax-Free Income Series	$1,875,079	$56,000
Kentucky Tax-Free Income Series	51,242,627	21,649,470
Kentucky Tax-Free Short-to-Medium Series	12,428,727	4,999,500
Mississippi Tax-Free Income Series	436,018	0
North Carolina Tax-Free Income Series	3,671,287	1,654,928
North Carolina Tax-Free Short-to-Medium Series	1,159,081	1,317,464
Tennessee Tax-Free Income Series	4,678,749	1,384,750
Tennessee Tax-Free Short-to-Medium Series	3,503,850	2,062,313
Intermediate Government Bond Series	6,600,166	4,216,720

4.	Capital Shares

At December 31, 2002, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

ALABAMA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2002		Year ended June 30, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	209,830	$2,413,027	187,892	$2,091,440
Shares issued for reinvestment from net investment income	4,524	51,880	6,663	73,594
Shares redeemed	(52,641)	(600,986)	(98,284)	(1,094,498)
Net increase	161,713	$1,863,921	96,271	$1,070,536

KENTUCKY TAX-FREE INCOME SERIES	Six Months Ended December 31, 2002		Year ended June 30, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	6,262,051	$47,363,655	12,104,599	$90,309,070
Shares issued for reinvestment from net investment income	990,318	7,496,601	1,821,017	13,529,947
Shares redeemed	(3,002,865)	(22,707,741)	(5,337,063)	(39,770,506)
Net increase	4,249,505	$32,152,515	8,588,553	$64,068,511

KENTUCKY TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2002		Year ended June 30, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	3,798,643	$20,337,024	9,073,064	$47,881,527
Shares issued for reinvestment from net investment income	207,779	1,111,720	355,615	1,873,388
Shares redeemed	(1,874,706)	(10,038,696)	(4,961,145)	(26,159,467)
Net increase	2,131,715	$11,410,048)	4,467,534	$23,595,447

DUPREE MUTUAL FUNDS NOTES TO FINANCIAL STATEMENTS December 31, 2002	UNAUDITED

4.	Capital Shares, continued:

MISSISSIPPI TAX-FREE INCOME SERIES	Six Months Ended December 31, 2002		Year ended June 30, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	59,463	$668,850	127,812	$1,394,088
Shares issued for reinvestment from net investment income	3,361	37,850	4,080	44,391
Shares redeemed	(23,629)	(264,257)	(40,975)	(448,245)
Net increase	39,195	$442,444	90,917	$990,234

NORTH CAROLINA TAX-FREE INCOME SERIES	Six Months Ended December 31, 2002		Year ended June 30, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	393,167	$4,257,653	980,550	$10,457,092
Shares issued for reinvestment from net investment income	49,557	538,362	86,992	922,950
Shares redeemed	(302,294)	(3,286,416)	(456,591)	(4,860,271)
Net increase	140,429	$1,509,598	610,951	$6,519,771

NORTH CAROLINA TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2002		Year ended June 30, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	302,602	$3,214,434	670,664	$6,949,430
Shares issued for reinvestment from net investment income	14,156	150,075	20,068	207,575
Shares redeemed	(304,657)	(3,233,850)	(282,523)	(2,923,600)
Net increase	12,101	$130,659	408,210	$4,233,406

TENNESSEE TAX-FREE INCOME SERIES	Six Months Ended December 31, 2002		Year ended June 30, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	622,720	$6,862,908	814,016	$8,803,282
Shares issued for reinvestment from net investment income	54,339	598,049	101,555	1,090,890
Shares redeemed	(232,463)	(2,563,389)	(630,054)	(6,788,684)
Net increase	444,596	$4,897,568	285,517	$3,105,488

DUPREE MUTUAL FUNDS UNAUDITED	UNAUDITED
NOTES TO FINANCIAL STATEMENTS December 31, 2002

4.	Capital Shares, continued:

TENNESSEE TAX-FREE SHORT-TO-MEDIUM SERIES	Six Months Ended December 31, 2002		Year ended June 30, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	387,959	$4,128,476	755,112	$7,893,417
Shares issued for reinvestment from net investment income	12,222	130,285	18,487	192,640
Shares redeemed	(265,437)	(2,836,097)	(388,393)	(4,045,034)
Net increase	134,744	$1,422,664	385,206	$4,041,023

INTERMEDIATE GOVERNMENT BOND SERIES	Six Months Ended December 31, 2002		Year ended June 30, 2002
	SHARES	AMOUNT	SHARES	AMOUNT
Shares sold	306,215	$3,110,383	333,482	$3,328,905
Shares issued for reinvestment from net investment income	24,500	249,042	44,811	447,216
Shares redeemed	(78,143)	(796,822)	(171,088)	(1,704,881)
Net increase(decrease)	252,571	$2,562,603	207,205	$2,071,240

DUPREE MUTUAL FUNDS	UNAUDITED
NOTES TO FINANCIAL STATEMENTS December 31, 2002

5.	Concentration of credit risk

The Alabama Tax-Free Income Series, Kentucky Tax-Free Income Series, Kentucky Tax-Free Short-to-Medium Series, Mississippi Tax-Free Income Series, North Carolina Tax-Free Income Series, North Carolina Tax-Free Short-to-Medium Series, Tennessee Tax-Free Income Series and Tennessee Tax-Free Short-to-Medium Series each invest solely in debt obligations issued by the states of Alabama, Kentucky, Mississippi, North Carolina and Tennessee, respectively, and its respective political subdivision, agencies and public authorities to obtain funds for various public purposes. Each of these funds is more susceptible to economic and political factors adversely affecting issuers of their states respective municipal securities than in a municipal bond fund that is not concentrated in these issuers to the same extent.

6.	Federal Income Taxes

At June 30, 2002 the Alabama Tax-Free Income Series, the Kentucky Tax-Free Income Series, the Kentucky Tax-Free Short-to-Medium Series, the North Carolina Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, the Tennessee Tax-Free Income Series, the Tennessee Tax-Free Short-to-Medium Series, and the Intermediate Government Bond Series have capital loss carry forwards which are available to offset future capital gains, if any.

The capital loss carry forwards expire as follows:

	2003	2004	2005	2006	2007	2008	2009	2010
Alabama Tax-Free Income Series	—	—	—	—	—	—	—	$63
Kentucky Tax-Free Income Series	—	—	—	—	—	$649,863	$2,355,968	—
Kentucky Tax-Free Short-to-Medium Series	$344,195	$10,144	$188,198	$73,155	—	135,232	312,672	34,064
North Carolina Tax-Free Income Series	—	—	—	—	—	112,544	—	17,738
North Carolina Tax-Free Short-to-Medium Series	—	—	763	804	—	6,858	22,226	—
Tennessee Tax-Free Income Series	—	—	—	—	—	276,976	523,414	69,806
Tennessee Tax-Free Short-to-Medium Series	—	—	—	1,722	—	21,890	37,349	—
Intermediate Government Bond Series	659,407	87,381	—	—	—	209,853	46,873	—

During the current fiscal year the Kentucky Tax-Free Income Series, the North Carolina Tax-Free Short-to-Medium Series, the Tennessee Tax-Free Short-to-Medium Series and the Intermediate Government Bond Series utilized $168,398; $1,688; $3,411 and $5,186 of capital loss carryforwards respectively.

The tax basis components of distributable earnings for each of the funds is not materially different than the book basis.

DUPREE MUTUAL FUNDS NOTES TO FINANCIAL STATEMENTS December 31, 2002	UNAUDITED

6.	Federal Income Taxes, continued:

Capital losses incurred after October 31 (“Post-October” losses) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. The Funds incurred and will elect to defer net capital losses during the fiscal 2002 as follows:

Post October Losses
Alabama Tax-Free Income Series	$(2,694)
Kentucky Tax-Free Income Series	(167,676)
Kentucky Tax-Free Short-to-Medium Series	(9,394)
Mississippi Tax-Free Income Series	(62)
North Carolina Tax-Free Income Series	(13,795)
North Carolina Tax-Free Short-to-Medium Series	0
Tennessee Tax-Free Income Series	(20,398)
Tennessee Tax-Free Short-to-Medium Series	(535)
Intermediate Government Bond Series	(19,134)

7.	Line of Credit Agreement

Under the terms of an agreement with the funds’ custodian, principal amounts up to 5% of a Fund’s net assets are available on an uncommitted line of credit. The principal amounts borrowed are due on demand. Interest will be payable based on the prime rate of the bank. Securities with a minimum value of three times the loan proceeds will be assigned as collateral until the balance of the not and unpaid interest is paid in full and terminated. Debt covenants, among others, require the Funds to:

•	Provide the lender with the Funds’ annual report
•	Comply with all agreements with the lender and with applicable laws and regulations
•	Maintain appropriate insurance coverage

No borrowings were outstanding during the fiscal year 2002.

8.	Trustee Information:

The Trustees of the Trust consist of seven individuals, four of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940. Two of the Trust’s trustees are “interested persons” of the Trust’s Investment Advisor and of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940 by virtue of their officership, directorship and/or employment with Dupree & Company, Inc.

DUPREE MUTUAL FUNDS NOTES TO FINANCIAL STATEMENTS December 31, 2002	UNAUDITED

8.	Trustee Information, continued:

The following table sets forth information as to the trustees:

Interested Persons:

Name, Address and Age	Position(s) held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Director-ships Held by Director
THOMAS P. DUPREE SR. 125 South Mill Street Lexington, KY 40507 Age: 72	President and Trustee	Annual Term 23 years service as President and Trustee (Director)	Chairman of the Board of Dupree & Company, Inc., President of Dupree Investment Advisers, Inc. Director, Office Suites Plus, Inc.	9	Office Suites Plus
WILLIAM T. GRIGGS, II 125 South Mill Street Lexington, KY 40507 Age: 51	Vice President Assistant Secretary and Trustee	Annual Term 4 years of Service as Director; 10 years of Service as Vice President, Assistant Secretary	President of Dupree & Company, Inc. and Dupree Investment Advisers, Inc.	9
Non Interested Persons
WILLIAM A. COMBS, JR. 111 Woodland Ave., #510 Lexington, KY 40502 Age: 62	Chairman, Trustee	Annual Term 2 years of Service Chairman; 14 years of Service Trustee	Secretary, Treasurer, Director, Dana Motor Cincinnati, Ohio; Secretary-Treasurer, Director Freedom Dodge, Lexington, KY; Secretary, Treasurer, Director Ellerslie Realty Inc., Lexington, KY; Partner, Forkland Development Co., Lexington, KY; Partner, Lexland, Lexington, KY.; Director, First Security Bank, Lexington, KY	9	First Security Bank, Lexington, KY
C. TIMOTHY CONE 201 West Short Street Lexington, KY 40507 Age: 58	Trustee	Annual Term	President, Gess, Mattingly & Atchison, P.S.C. (law firm)	9
LUCY A. BREATHITT 1703 Fairway Drive Lexington, KY 40502 Age: 65	Trustee	Annual Term 6 years of Service Trustee	Alexander Farms, farming	9
J. WILLIAM HOWERTON 3954 Primrose Place Paducah, KY 42001 Age: 70	Trustee	Annual Term 2 years of Service Trustee	Judge (retired November 1996) KY Court of Appeals; Lifetime Trustee Paducah Junior College; Self-Employed Mediator, Arbitrator and Special Judge.	9

DUPREE MUTUAL FUNDS UNAUDITED	UNAUDITED
NOTES TO FINANCIAL STATEMENTS December 31, 2002

9.	Shareholder Meeting

A meeting of Shareholders was held on October 29, 2002. The purpose of the meeting was (I) to elect Messrs. Thomas P. Dupree Sr., William T. Griggs II, William Combs, C. Timothy Cone, J. William Howerton, William Patterson and Ms. Lucy A. Breathitt as Trustees; (ii) to ratify the selection of Ernst & Young LLP as the Trust’s independent auditors for the fiscal year ending June 30, 2003 (iii) to ratify a new investment advisory agreement for each of the tax-free series which reduced the investment advisory fees to .35% of 1% whenever the portfolio of each series reaches $500,000,000.

The results of all matters voted on by shareholders at the Shareholder Meeting held October 29, 2002 were as follows:

A.	Election of Trustees:

	FOR	AGAINST	ABSTAIN	WITHHELD	TOTAL
Thomas P. Dupree, Sr.	63,564,218.416	2,088.593	176,464.057	0.00	63,742,741.066
William T. Griggs II	63,554,632.925	2,088.593	176,464.057	0.00	63,733,155.575
Lucy A. Breathitt	63,313,507.718	2,088.593	176,464.057	0.00	63,492,030.368
William A. Combs	63,514,942.522	2,088.593	176,464.057	0.00	63,693,465.172
C. Timothy Cone	63,268,368.964	2,088.593	176,464.057	0.00	63,446,891.614
J. William Howerton	63,200,000.651	2,088.593	176,464.057	0.00	63,378,523.301
William S. Patterson	63,288,885.481	2,088.593	176,464.057	0.00	63,467,408.131

Cumulative voting rights were exercised in the election of Trustees. The total proxy votes are distributed among those individuals selected.

B.	Ratification of Ernst & Young LLP for the fiscal year 2003:

	FOR	AGAINST	ABSTAIN	TOTAL
Ernst & Young LLP	62,328,973.918	254,555.929	1,012,381.589	63,595,911.436

C.	Ratification of change of Investment Advisory Agreement:

	FOR	AGAINST	ABSTAIN	TOTAL
Alabama Tax-Free Income Series	228,534.515	0.000	14,203.302	242,737.817
Kentucky Tax-Free Income Series	45,730,086.669	268,129.541	756,916.368	46,755,132.578
Kentucky Tax-Free Short-to-Medium Series	8,547,452.753	13,006.400	132,982.889	8,693,442.042
Mississippi Tax-Free Income Series	120,147.692	0.000	0.000	120,147.692
North Carolina Tax-Free Income Series	1,937,808.231	2,783.575	21,034.506	1,961,626.312
North Carolina Tax-Free Short-to-Medium Series	576,332.917	0.000	19,554.781	595,887.698
Tennessee Tax-Free Income Series	3,133,304.304	2,088.593	229,370.872	3,364,763.769
Tennessee Tax-Free Short-to-Medium Series	874,834.819	0.000	36,595.224	911,430.043

DUPREE MUTUAL FUNDS UNAUDITED	UNAUDITED
NOTES TO FINANCIAL STATEMENTS December 31, 2002

9.	Shareholder Meeting, continued:

D.    Other business:

	FOR	AGAINST	ABSTAIN	TOTAL
Other business	53,530,645.266	1,239,886.949	8,825,379.221	63,595,911.436